FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243
                                   ----------

                            FRANKLIN STRATEGOC SERIES
                     ------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 04/30
                         -----

Date of reporting period:  7/31/09
                          --------


Item 1. Schedule of Investments.


Franklin Strategic Series

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2009

CONTENTS

Franklin Biotechnology Discovery Fund ....................................    3
Franklin Flex Cap Growth Fund ............................................    5
Franklin Focused Core Equity Fund ........................................    9
Franklin Growth Opportunities Fund .......................................   11
Franklin Natural Resources Fund ..........................................   14
Franklin Small Cap Growth Fund ...........................................   18
Franklin Small-Mid Cap Growth Fund .......................................   21
Franklin Strategic Income Fund ...........................................   25
Notes to Statements of Investments .......................................   48

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                 COUNTRY          SHARES/WARRANTS            VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 95.6%
       BIOTECHNOLOGY 69.9%
   (a) 3SBio Inc., ADR ...............................................        China                94,100          $        913,711
   (a) AEterna Zentaris Inc. .........................................       Canada             1,182,925                 3,099,263
   (a) AEterna Zentaris Inc., wts., 12/23/11 .........................       Canada               152,329                    85,304
   (a) Alexion Pharmaceuticals Inc. ..................................    United States            77,800                 3,427,090
   (a) Amgen Inc. ....................................................    United States           574,600                35,803,326
   (a) Anadys Pharmaceuticals Inc. ...................................    United States           349,500                   908,700
   (a) ARIAD Pharmaceuticals Inc. ....................................    United States           845,000                 1,630,850
   (a) ArQule Inc. ...................................................    United States           491,209                 3,006,199
   (a) Biogen Idec Inc. ..............................................    United States           243,161                11,562,306
   (a) BioMarin Pharmaceutical Inc. ..................................    United States           600,400                 9,852,564
   (a) Celgene Corp. .................................................    United States           569,400                32,433,024
   (a) Cephalon Inc. .................................................    United States           200,100                11,735,865
   (a) Chelsea Therapeutics International Ltd. .......................    United States           305,400                 1,511,730
   (a) ConjuChem Biotechnologies Inc., wts., 12/31/11 ................       Canada             2,343,750                        --
   (a) Curis Inc. ....................................................    United States           967,900                 1,355,060
   (a) Dendreon Corp. ................................................    United States            60,800                 1,471,968
   (a) Facet Biotech Corp. ...........................................    United States           183,560                 1,618,999
   (a) Gentium SpA, ADR ..............................................        Italy               851,600                 1,830,940
   (a) Genzyme Corp. .................................................    United States           493,100                25,586,959
   (a) Gilead Sciences Inc. ..........................................    United States           701,700                34,334,181
   (a) Halozyme Therapeutics Inc. ....................................    United States            93,100                   657,286
   (a) Incyte Corp. ..................................................    United States           150,000                   780,000
(a, b) Indevus Pharmaceuticals Inc., Escrow Account ..................    United States         1,006,900                 1,100,743
   (a) Myriad Genetics Inc. ..........................................    United States           144,400                 3,959,448
   (a) Neurocrine Biosciences Inc. ...................................    United States           375,300                 1,197,207
   (a) Onyx Pharmaceuticals Inc. .....................................    United States           177,400                 6,372,208
   (a) Orexigen Therapeutics Inc. ....................................    United States           524,154                 4,287,580
   (a) OSI Pharmaceuticals Inc. ......................................    United States           188,800                 6,379,552
       PDL BioPharma Inc. ............................................    United States           917,800                 7,553,494
   (a) Pharmasset Inc. ...............................................    United States           217,325                 3,344,632
   (a) RXi Pharmaceuticals Corp. .....................................    United States            18,744                    69,353
   (a) United Therapeutics Corp. .....................................    United States            30,800                 2,852,696
   (a) VaxGen Inc. ...................................................    United States           826,000                   413,000
   (a) Vertex Pharmaceuticals Inc. ...................................    United States           216,100                 7,781,761
                                                                                                                   ----------------
                                                                                                                        228,916,999
                                                                                                                   ----------------
       LIFE SCIENCES TOOLS & SERVICES 8.7%
   (a) Helicos BioSciences Corp. .....................................    United States           639,100                   364,415
   (a) Illumina Inc. .................................................    United States           171,500                 6,198,010
   (a) Life Technologies Corp. .......................................    United States           322,200                14,669,766
   (a) QIAGEN NV .....................................................     Netherlands            258,900                 4,908,744
(a, c) Sequenom Inc. .................................................    United States           416,120                 2,396,851
                                                                                                                   ----------------
                                                                                                                         28,537,786
                                                                                                                   ----------------
       PHARMACEUTICALS 17.0%
   (a) Access Pharmaceuticals Inc. ...................................    United States           121,988                   548,946
       Allergan Inc. .................................................    United States            78,300                 4,183,569
   (a) Ardea Biosciences Inc. ........................................    United States           169,012                 3,292,354
   (a) ARYx Therapeutics Inc. ........................................    United States           273,100                   931,271
   (a) Biodel Inc. ...................................................    United States           175,900                   867,187


                     Quarterly Statements of Investments | 3

Franklin Strategic Series

       FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                 COUNTRY          SHARES/WARRANTS            VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       PHARMACEUTICALS (CONTINUED)
   (a) BioForm Medical Inc. ..........................................    United States         1,338,400          $      3,359,384
   (a) Biospecifics Technologies Corp. ...............................    United States            32,500                   838,175
   (a) Cadence Pharmaceuticals Inc. ..................................    United States           174,500                 2,111,450
   (a) Cardiome Pharma Corp. .........................................        Canada              576,828                 2,341,921
   (a) Cypress Bioscience Inc. .......................................    United States           175,100                 1,547,884
   (a) DepoMed Inc. ..................................................    United States            14,177                    54,156
   (a) Nuvo Research Inc. ............................................        Canada            6,884,200                 2,427,163
   (a) Penwest Pharmaceuticals Co. ...................................    United States           369,400                 1,012,156
       Roche Holding AG ..............................................     Switzerland             84,300                13,290,185
       Shire PLC, ADR ................................................   United Kingdom           101,100                 4,530,291
       Teva Pharmaceutical Industries Ltd., ADR ......................        Israel              266,600                14,220,444
                                                                                                                   ----------------
                                                                                                                         55,556,536
                                                                                                                   ----------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $275,379,695) ........................................                                                  313,011,321
                                                                                                                   ----------------
       PREFERRED STOCKS (COST $5,065,936) 1.6%
       BIOTECHNOLOGY 1.6%
(a, b) FibroGen Inc., pfd., E ........................................    United States         1,128,271                 5,223,895
                                                                                                                   ----------------

                                                                                            PRINCIPAL AMOUNT(d)
                                                                                          ----------------------
       CONVERTIBLE BONDS (COST $1,480,677) 0.3%
       BIOTECHNOLOGY 0.3%
   (b) ConjuChem Biotechnologies Inc., cvt., sub. note, 144A, 8.00%,
          12/31/10 ...................................................        Canada            1,500,000    CAD            739,353
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $281,926,308) ........................................                                                  318,974,569
                                                                                                                   ----------------

                                                                                                  SHARES
                                                                                          ----------------------
       SHORT TERM INVESTMENTS 5.0%
       MONEY MARKET FUNDS (COST $13,740,858) 4.2%
   (e) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...    United States        13,740,858                13,740,858
                                                                                                                   ----------------
       INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
          SECURITIES 0.8%
       MONEY MARKET FUNDS (COST $2,814,000) 0.8%
   (f) Bank of New York Institutional Cash Reserve Fund, 0.17% .......    United States         2,814,000                 2,785,860
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $298,481,166) 102.5% ..................                                                  335,501,287
       OTHER ASSETS, LESS LIABILITIES (2.5)% .........................                                                   (8,107,056)
                                                                                                                   ----------------
       NET ASSETS 100.0% .............................................                                             $    327,394,231
                                                                                                                   ================

See Abbreviations on page 56.

(a)  Non-income producing.

(b)  See Note 5 regarding restricted and illiquid securities.

(c)  A portion or all of the security is on loan at July 31, 2009.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(f)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     4 | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       FRANKLIN FLEX CAP GROWTH FUND                                                              SHARES                 VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       COMMON STOCKS 95.9%
       AUTOMOBILES & COMPONENTS 1.4%
       Johnson Controls Inc. ..........................................................         1,400,000          $     36,232,000
                                                                                                                   ----------------
       BANKS 0.9%
       Wells Fargo & Co. ..............................................................           900,000                22,014,000
                                                                                                                   ----------------
       CAPITAL GOODS 5.6%
       AMETEK Inc. ....................................................................           600,000                19,416,000
       Danaher Corp. ..................................................................           800,000                48,992,000
   (a) Jacobs Engineering Group Inc. ..................................................           330,000                13,523,400
       Precision Castparts Corp. ......................................................           450,000                35,914,500
   (a) SunPower Corp., A ..............................................................           400,000                12,880,000
       United Technologies Corp. ......................................................           250,000                13,617,500
                                                                                                                   ----------------
                                                                                                                        144,343,400
                                                                                                                   ----------------
       COMMERCIAL & PROFESSIONAL SERVICES 1.5%
   (a) Stericycle Inc. ................................................................           750,000                38,400,000
                                                                                                                   ----------------
       CONSUMER DURABLES & APPAREL 1.0%
       NIKE Inc., B ...................................................................           450,000                25,488,000
                                                                                                                   ----------------
       DIVERSIFIED FINANCIALS 2.5%
       BlackRock Inc. .................................................................           145,000                27,628,300
       JPMorgan Chase & Co. ...........................................................           331,700                12,820,205
       T. Rowe Price Group Inc. .......................................................           500,000                23,355,000
                                                                                                                   ----------------
                                                                                                                         63,803,505
                                                                                                                   ----------------
       ENERGY 8.8%
       Devon Energy Corp. .............................................................           450,000                26,140,500
   (a) FMC Technologies Inc. ..........................................................           700,000                30,450,000
       Occidental Petroleum Corp. .....................................................           500,000                35,670,000
   (a) Petrohawk Energy Corp. .........................................................         1,150,000                27,922,000
       Range Resources Corp. ..........................................................           550,000                25,525,500
       Schlumberger Ltd. ..............................................................           450,000                24,075,000
       Smith International Inc. .......................................................         1,000,000                25,130,000
       XTO Energy Inc. ................................................................           850,000                34,195,500
                                                                                                                   ----------------
                                                                                                                        229,108,500
                                                                                                                   ----------------
       FOOD & STAPLES RETAILING 2.1%
       CVS Caremark Corp. .............................................................         1,600,000                53,568,000
                                                                                                                   ----------------
       FOOD, BEVERAGE & TOBACCO 2.0%
   (a) Hansen Natural Corp. ...........................................................           400,000                12,404,000
       PepsiCo Inc. ...................................................................           700,000                39,725,000
                                                                                                                   ----------------
                                                                                                                         52,129,000
                                                                                                                   ----------------
       HEALTH CARE EQUIPMENT & SERVICES 8.4%
       Baxter International Inc. ......................................................           450,000                25,366,500
       C. R. Bard Inc. ................................................................           330,000                24,278,100
   (a) DaVita Inc. ....................................................................           400,000                19,880,000
   (a) Express Scripts Inc. ...........................................................           550,000                38,522,000
   (a) Intuitive Surgical Inc. ........................................................           120,000                27,278,400
       Quality Systems Inc. ...........................................................           150,000                 8,233,500
       Stryker Corp. ..................................................................           450,000                17,496,000


                     Quarterly Statements of Investments | 5

Franklin Strategic Series

       FRANKLIN FLEX CAP GROWTH FUND                                                              SHARES                 VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       COMMON STOCKS (CONTINUED)
       HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
   (a) Varian Medical Systems Inc. ....................................................           500,000          $     17,635,000
   (a) VCA Antech Inc. ................................................................         1,500,000                38,370,000
                                                                                                                   ----------------
                                                                                                                        217,059,500
                                                                                                                   ----------------
       HOUSEHOLD & PERSONAL PRODUCTS 2.5%
       Clorox Co. .....................................................................           325,000                19,828,250
       Mead Johnson Nutrition Co., A ..................................................           400,000                14,564,000
       The Procter & Gamble Co. .......................................................           550,000                30,530,500
                                                                                                                   ----------------
                                                                                                                         64,922,750
                                                                                                                   ----------------
       INSURANCE 1.8%
       Aflac Inc. .....................................................................           900,000                34,074,000
       Assurant Inc. ..................................................................           500,000                12,760,000
                                                                                                                   ----------------
                                                                                                                         46,834,000
                                                                                                                   ----------------
       MATERIALS 4.1%
       Ecolab Inc. ....................................................................         1,050,000                43,585,500
       Praxair Inc. ...................................................................           800,000                62,544,000
                                                                                                                   ----------------
                                                                                                                        106,129,500
                                                                                                                   ----------------
       MEDIA 1.0%
   (a) The DIRECTV Group Inc. .........................................................           550,000                14,245,000
       The Walt Disney Co. ............................................................           500,000                12,560,000
                                                                                                                   ----------------
                                                                                                                         26,805,000
                                                                                                                   ----------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8.9%
       Abbott Laboratories ............................................................           325,000                14,621,750
   (a) Celgene Corp. ..................................................................           750,000                42,720,000
   (a) Gilead Sciences Inc. ...........................................................         1,000,000                48,930,000
       Johnson & Johnson ..............................................................           500,000                30,445,000
   (a) Life Technologies Corp. ........................................................           475,000                21,626,750
       Schering-Plough Corp. ..........................................................         1,750,000                46,392,500
   (a) Waters Corp. ...................................................................           500,000                25,125,000
                                                                                                                   ----------------
                                                                                                                        229,861,000
                                                                                                                   ----------------
       RETAILING 1.5%
   (a) Amazon.com Inc. ................................................................           300,000                25,728,000
       PetSmart Inc. ..................................................................           550,000                12,303,500
                                                                                                                   ----------------
                                                                                                                         38,031,500
                                                                                                                   ----------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
       Altera Corp. ...................................................................           850,000                15,886,500
   (a) Lam Research Corp. .............................................................           700,000                21,042,000
       Microchip Technology Inc. ......................................................         1,500,000                40,395,000
                                                                                                                   ----------------
                                                                                                                         77,323,500
                                                                                                                   ----------------
       SOFTWARE & SERVICES 18.3%
       Accenture Ltd., A ..............................................................           800,000                28,056,000
   (a) Activision Blizzard Inc. .......................................................         2,500,000                28,625,000
   (a) Adobe Systems Inc. .............................................................           950,000                30,799,000
   (a) Alliance Data Systems Corp. ....................................................           275,000                14,025,000


                     6 | Quarterly Statements of Investments

Franklin Strategic Series

       FRANKLIN FLEX CAP GROWTH FUND                                                              SHARES                 VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       COMMON STOCKS (CONTINUED)
       SOFTWARE & SERVICES (CONTINUED)
   (a) Autodesk Inc. ..................................................................           600,000          $     13,086,000
   (a) Concur Technologies Inc. .......................................................           450,000                15,520,500
       FactSet Research Systems Inc. ..................................................           400,000                22,680,000
   (a) Google Inc., A .................................................................           140,000                62,027,000
       MasterCard Inc., A .............................................................           275,000                53,358,250
   (a) McAfee Inc. ....................................................................           500,000                22,290,000
   (a) Nuance Communications Inc. .....................................................         1,900,000                25,080,000
       Oracle Corp. ...................................................................         2,800,000                61,964,000
       Paychex Inc. ...................................................................           950,000                25,175,000
   (a) SAIC Inc. ......................................................................           700,000                12,663,000
   (a) Salesforce.com Inc. ............................................................           300,000                13,002,000
       Visa Inc., A ...................................................................           700,000                45,822,000
                                                                                                                   ----------------
                                                                                                                        474,172,750
                                                                                                                   ----------------
       TECHNOLOGY HARDWARE & EQUIPMENT 15.4%
   (a) Apple Inc. .....................................................................           500,000                81,695,000
   (a) Cisco Systems Inc. .............................................................         3,500,000                77,035,000
   (a) FLIR Systems Inc. ..............................................................         1,550,000                33,309,500
       Hewlett-Packard Co. ............................................................         1,225,000                53,042,500
   (a) Juniper Networks Inc. ..........................................................           600,000                15,678,000
   (a) NetApp Inc. ....................................................................           559,500                12,566,370
       QUALCOMM Inc. ..................................................................         1,750,000                80,867,500
   (a) Research In Motion Ltd. (Canada) ...............................................           350,000                26,600,000
   (a) Trimble Navigation Ltd. ........................................................           800,000                18,968,000
                                                                                                                   ----------------
                                                                                                                        399,761,870
                                                                                                                   ----------------
       TELECOMMUNICATION SERVICES 2.7%
   (a) American Tower Corp., A ........................................................         1,650,000                56,248,500
(a, b) Anda Networks ..................................................................            36,443                    28,061
   (a) NII Holdings Inc. ..............................................................           600,000                13,812,000
                                                                                                                   ----------------
                                                                                                                         70,088,561
                                                                                                                   ----------------
       TRANSPORTATION 2.5%
       C.H. Robinson Worldwide Inc. ...................................................           525,000                28,628,250
       Expeditors International of Washington Inc. ....................................         1,100,000                37,323,000
                                                                                                                   ----------------
                                                                                                                         65,951,250
                                                                                                                   ----------------
       TOTAL COMMON STOCKS (COST $2,221,071,544) ......................................                               2,482,027,586
                                                                                                                   ----------------
       PREFERRED STOCKS (COST $9,999,998) 0.4%
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.4%
(a, b) FibroGen Inc., pfd., E .........................................................         2,227,171                10,311,802
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $2,231,071,542) .......................................................                               2,492,339,388
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS (COST $96,720,080) 3.7%
       MONEY MARKET FUNDS 3.7%
   (c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ....................        96,720,080                96,720,080
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $2,327,791,622) 100.0% .................................                               2,589,059,468
       OTHER ASSETS, LESS LIABILITIES 0.0%(d) .........................................                                     413,288
                                                                                                                   ----------------
       NET ASSETS 100.0% ..............................................................                            $  2,589,472,756
                                                                                                                   ================


                     Quarterly Statements of Investments | 7

Franklin Strategic Series

FRANKLIN FLEX CAP GROWTH FUND

(a)  Non-income producing.

(b)  See Note 5 regarding restricted and illiquid securities.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(d)  Rounds to less than 0.1% of net assets.

                     See Notes to Statements of Investments.


                     8 |Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       FRANKLIN FOCUSED CORE EQUITY FUND                                     COUNTRY              SHARES                 VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS 90.9%
       CONSUMER DISCRETIONARY 10.2%
       CBS Corp., B ..................................................    United States             4,920          $         40,295
       Harley-Davidson Inc. ..........................................    United States             8,140                   183,964
       Harman International Industries Inc. ..........................    United States             3,620                    89,342
       The Sherwin-Williams Co. ......................................    United States             2,330                   134,557
       Target Corp. ..................................................    United States             5,110                   222,898
       Weight Watchers International Inc. ............................    United States             2,320                    64,682
                                                                                                                   ----------------
                                                                                                                            735,738
                                                                                                                   ----------------
       CONSUMER STAPLES 9.5%
       Corn Products International Inc. ..............................    United States             7,680                   215,040
       CVS Caremark Corp. ............................................    United States             9,100                   304,668
   (a) Hansen Natural Corp. ..........................................    United States             5,330                   165,283
                                                                                                                   ----------------
                                                                                                                            684,991
                                                                                                                   ----------------
       ENERGY 7.5%
       Marathon Oil Corp. ............................................    United States             8,290                   267,352
       Petroplus Holdings AG .........................................     Switzerland             13,523                   214,587
   (a) SEACOR Holdings Inc. ..........................................    United States               700                    55,636
                                                                                                                   ----------------
                                                                                                                            537,575
                                                                                                                   ----------------
       FINANCIALS 11.7%
   (a) Berkshire Hathaway Inc., B ....................................    United States               105                   333,952
       CapitalSource Inc. ............................................    United States             8,200                    38,048
       Discover Financial Services ...................................    United States             6,100                    72,468
   (a) iStar Financial Inc. ..........................................    United States             5,400                    13,122
       Legg Mason Inc. ...............................................    United States             3,280                    92,299
       U.S. Bancorp ..................................................    United States            14,260                   291,047
                                                                                                                   ----------------
                                                                                                                            840,936
                                                                                                                   ----------------
       HEALTH CARE 17.7%
       Aetna Inc. ....................................................    United States             8,680                   234,100
       Merck & Co. Inc. ..............................................    United States             8,730                   261,987
       Pharmaceutical Product Development Inc. .......................    United States             6,610                   137,290
       Roche Holding AG ..............................................     Switzerland              2,150                   338,955
       Schering-Plough Corp. .........................................    United States            11,450                   303,539
                                                                                                                   ----------------
                                                                                                                          1,275,871
                                                                                                                   ----------------
       INDUSTRIALS 12.9%
       3M Co. ........................................................    United States             2,760                   194,635
       Precision Castparts Corp. .....................................    United States             3,310                   264,171
       Republic Services Inc. ........................................    United States             7,500                   199,500
       Rockwell Collins Inc. .........................................    United States             3,830                   161,626
   (a) Ryanair Holdings PLC, ADR .....................................       Ireland                3,840                   108,711
                                                                                                                   ----------------
                                                                                                                            928,643
                                                                                                                   ----------------
       INFORMATION TECHNOLOGY 14.7%
   (a) Apple Inc. ....................................................    United States               420                    68,624
   (a) Autodesk Inc. .................................................    United States             9,630                   210,030
       Corning Inc. ..................................................    United States            10,490                   178,330


                     Quarterly Statements of Investments | 9

Franklin Strategic Series

       FRANKLIN FOCUSED CORE EQUITY FUND                                     COUNTRY              SHARES                 VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS (CONTINUED)
       INFORMATION TECHNOLOGY (CONTINUED)
       MasterCard Inc., A ............................................    United States             1,760          $        341,493
       Maxim Integrated Products Inc. ................................    United States            11,990                   212,463
   (a) VeriFone Holdings Inc. ........................................    United States             5,170                    46,582
                                                                                                                   ----------------
                                                                                                                          1,057,522
                                                                                                                   ----------------
       MATERIALS 3.6%
       Celanese Corp., A .............................................    United States            10,120                   260,084
                                                                                                                   ----------------
       TELECOMMUNICATION SERVICES 3.1%
   (a) NII Holdings Inc. .............................................    United States             9,490                   218,460
                                                                                                                   ----------------
       TOTAL COMMON STOCKS (COST $6,571,567) .........................                                                    6,539,820
                                                                                                                   ----------------
       CONVERTIBLE PREFERRED STOCKS (COST $84,854) 1.7%
       HEALTH CARE 1.7%
       Mylan Inc., 6.50%, cvt. pfd. ..................................    United States               140                   122,535
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $6,656,421) ..........................................                                                    6,662,355
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS (COST $403,918) 5.6%
       MONEY MARKET FUNDS 5.6%
   (b) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...    United States           403,918                   403,918
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $7,060,339) 98.2% .....................                                                    7,066,273
       OTHER ASSETS, LESS LIABILITIES 1.8% ...........................                                                      127,438
                                                                                                                   ----------------
       NET ASSETS 100.0% .............................................                                             $      7,193,711
                                                                                                                   ================

See Abbreviations on page 56.

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    10 | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       FRANKLIN GROWTH OPPORTUNITIES FUND                                    COUNTRY          SHARES/WARRANTS            VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 97.3%
       CONSUMER DISCRETIONARY 9.9%
       Abercrombie & Fitch Co., A ....................................    United States            55,300          $      1,581,027
   (a) Amazon.com Inc. ...............................................    United States            30,800                 2,641,408
   (a) Capella Education Co. .........................................    United States            21,800                 1,403,048
       Guess? Inc. ...................................................    United States           211,500                 6,148,305
   (a) ITT Educational Services Inc. .................................    United States            30,200                 2,939,970
       NIKE Inc., B ..................................................    United States            41,800                 2,367,552
   (a) Priceline.com Inc. ............................................    United States            38,200                 4,951,484
       Strayer Education Inc. ........................................    United States            20,100                 4,268,838
   (a) Urban Outfitters Inc. .........................................    United States           228,400                 5,490,736
   (a) WMS Industries Inc. ...........................................    United States            86,800                 3,138,688
                                                                                                                   ----------------
                                                                                                                         34,931,056
                                                                                                                   ----------------
       CONSUMER STAPLES 1.7%
       Bunge Ltd. ....................................................    United States            28,600                 2,001,142
   (a) Hansen Natural Corp. ..........................................    United States           132,300                 4,102,623
                                                                                                                   ----------------
                                                                                                                          6,103,765
                                                                                                                   ----------------
       ENERGY 8.7%
   (a) Concho Resources Inc. .........................................    United States           128,400                 3,941,880
   (a) Continental Resources Inc. ....................................    United States           144,400                 4,885,052
   (a) FMC Technologies Inc. .........................................    United States           124,680                 5,423,580
   (a) McMoRan Exploration Co. .......................................    United States           283,409                 1,802,481
   (a) Petrohawk Energy Corp. ........................................    United States           120,500                 2,925,740
       Schlumberger Ltd. .............................................    United States            91,780                 4,910,230
   (a) Weatherford International Ltd. ................................    United States           269,500                 5,055,820
       XTO Energy Inc. ...............................................    United States            38,800                 1,560,924
                                                                                                                   ----------------
                                                                                                                         30,505,707
                                                                                                                   ----------------
       FINANCIALS 3.6%
       BlackRock Inc. ................................................    United States            37,580                 7,160,493
       The Charles Schwab Corp. ......................................    United States           159,700                 2,853,839
   (a) MSCI Inc., A ..................................................    United States            99,300                 2,775,435
                                                                                                                   ----------------
                                                                                                                         12,789,767
                                                                                                                   ----------------
       HEALTH CARE 21.7%
       Allergan Inc. .................................................    United States            66,100                 3,531,723
   (a) Athenahealth Inc. .............................................    United States           128,600                 4,750,484
       Baxter International Inc. .....................................    United States            46,600                 2,626,842
   (a) BioMarin Pharmaceutical Inc. ..................................    United States           235,700                 3,867,837
   (a) Celgene Corp. .................................................    United States           238,400                13,579,264
   (a) Gilead Sciences Inc. ..........................................    United States           207,160                10,136,339
   (a) Illumina Inc. .................................................    United States           233,700                 8,445,918
   (a) Intuitive Surgical Inc. .......................................    United States            25,200                 5,728,464
   (a) Life Technologies Corp. .......................................    United States           174,400                 7,940,432
   (a) Myriad Genetics Inc. ..........................................    United States           256,080                 7,021,714
       Perrigo Co. ...................................................    United States           166,166                 4,509,745
       Pharmaceutical Product Development Inc. .......................    United States           209,200                 4,345,084
                                                                                                                   ----------------
                                                                                                                         76,483,846
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 11

Franklin Strategic Series

       FRANKLIN GROWTH OPPORTUNITIES FUND                                    COUNTRY          SHARES/WARRANTS            VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       INDUSTRIALS 10.2%
       ABB Ltd., ADR .................................................     Switzerland            312,400          $      5,710,672
       AMETEK Inc. ...................................................    United States           160,200                 5,184,072
       C.H. Robinson Worldwide Inc. ..................................    United States           112,530                 6,136,261
   (a) Digitalglobe Inc. .............................................    United States            48,100                   875,420
       Expeditors International of Washington Inc. ...................    United States            63,500                 2,154,555
   (a) First Solar Inc. ..............................................    United States            16,000                 2,470,240
       Flowserve Corp. ...............................................    United States            47,200                 3,812,344
   (a) Huron Consulting Group Inc. ...................................    United States            56,100                 2,488,035
   (a) Jacobs Engineering Group Inc. .................................    United States            28,300                 1,159,734
       Precision Castparts Corp. .....................................    United States            58,730                 4,687,241
   (a) Ryanair Holdings PLC, ADR .....................................       Ireland               47,000                 1,330,570
                                                                                                                   ----------------
                                                                                                                         36,009,144
                                                                                                                   ----------------
       INFORMATION TECHNOLOGY 34.8%
   (a) Activision Blizzard Inc. ......................................    United States           307,600                 3,522,020
   (a) Adobe Systems Inc. ............................................    United States            58,800                 1,906,296
   (a) Alliance Data Systems Corp. ...................................    United States            70,800                 3,610,800
   (a) ANSYS Inc. ....................................................    United States            56,500                 1,766,190
   (a) Apple Inc. ....................................................    United States            70,400                11,502,656
   (a) Cavium Networks Inc. ..........................................    United States           147,600                 2,785,212
(a, b) Cia Brasileira de Meios de Pagamento SA (Visanet), Reg S ......        Brazil              350,400                 3,361,286
   (a) Cisco Systems Inc. ............................................    United States           168,000                 3,697,680
   (a) Concur Technologies Inc. ......................................    United States           200,750                 6,923,868
(a, c) Dilithium Networks Inc., wts., 12/31/09 .......................    United States            12,447                        --
   (a) Dolby Laboratories Inc., A ....................................    United States            53,100                 2,210,553
   (a) F5 Networks Inc. ..............................................    United States            92,700                 3,441,024
   (a) FLIR Systems Inc. .............................................    United States           389,800                 8,376,802
   (a) FormFactor Inc. ...............................................    United States           130,200                 3,001,110
   (a) Google Inc., A ................................................    United States            17,990                 7,970,470
   (a) Hittite Microwave Corp. .......................................    United States            43,491                 1,527,404
   (a) Juniper Networks Inc. .........................................    United States           200,900                 5,249,517
       MasterCard Inc., A ............................................    United States            50,600                 9,817,918
   (a) NetApp Inc. ...................................................    United States           191,300                 4,296,598
   (a) Netlogic Microsystems Inc. ....................................    United States            44,500                 1,768,430
       QUALCOMM Inc. .................................................    United States           160,080                 7,397,297
   (a) Research In Motion Ltd. .......................................        Canada               45,300                 3,442,800
   (a) Riverbed Technology Inc. ......................................    United States            86,685                 1,734,567
   (a) Salesforce.com Inc. ...........................................    United States            81,900                 3,549,546
   (a) Silicon Laboratories Inc. .....................................    United States            40,500                 1,734,615
   (a) Solarwinds Inc. ...............................................    United States           108,100                 2,162,000
       Tandberg ASA ..................................................        Norway              256,700                 5,441,688
   (a) Trimble Navigation Ltd. .......................................    United States           173,440                 4,112,262
       Visa Inc., A ..................................................    United States            98,600                 6,454,356
                                                                                                                   ----------------
                                                                                                                        122,764,965
                                                                                                                   ----------------
       MATERIALS 2.9%
       Ecolab Inc. ...................................................    United States            80,000                 3,320,800
       Monsanto Co. ..................................................    United States            48,500                 4,074,000
       The Mosaic Co. ................................................    United States            51,700                 2,696,155
                                                                                                                   ----------------
                                                                                                                         10,090,955
                                                                                                                   ----------------


                    12 | Quarterly Statements of Investments

Franklin Strategic Series

       FRANKLIN GROWTH OPPORTUNITIES FUND                                    COUNTRY          SHARES/WARRANTS            VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       TELECOMMUNICATION SERVICES 3.8%
   (a) NII Holdings Inc. .............................................    United States           245,880          $      5,660,158
   (a) SBA Communications Corp. ......................................    United States           293,760                 7,664,198
                                                                                                                   ----------------
                                                                                                                         13,324,356
                                                                                                                   ----------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $276,366,717) ........................................                                                  343,003,561
                                                                                                                   ----------------
       PREFERRED STOCKS (COST $873,300) 0.1%
       INFORMATION TECHNOLOGY 0.1%
(a, c) Dilithium Networks Inc., depository receipt, D, pfd., 144A,
          PIPES ......................................................    United States           374,806                   333,577
                                                                                                                   ----------------

                                                                                             PRINCIPAL AMOUNT
                                                                                          ----------------------
       NOTES (COST $14,501) 0.0%(d)
       INFORMATION TECHNOLOGY 0.0%(d)
(a, c) Dilithium Networks Inc., 11.00%, 12/31/09 .....................    United States   $        14,501                    14,501
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $277,254,518) ........................................                                                  343,351,639
                                                                                                                   ----------------

                                                                                                  SHARES
                                                                                          ----------------------
       SHORT TERM INVESTMENTS (COST $18,897,621) 5.4%
       MONEY MARKET FUNDS 5.4%
   (e) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...    United States        18,897,621                18,897,621
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $296,152,139) 102.8% ..................                                                  362,249,260
       OTHER ASSETS, LESS LIABILITIES (2.8)% .........................                                                   (9,984,217)
                                                                                                                   ----------------
       NET ASSETS 100.0% .............................................                                             $    352,265,043
                                                                                                                   ================

See Abbreviations on page 56.

(a)  Non-income producing.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2009, the aggregate value of this security was $3,361,286, representing 0.95% of net assets.

(c)  See Note 5 regarding restricted and illiquid securities.

(d)  Rounds to less than 0.1% of net assets.

(e) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 13

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       FRANKLIN NATURAL RESOURCES FUND                                       COUNTRY          SHARES/WARRANTS           VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 90.5%
       AGRICULTURAL PRODUCTS 0.8%
       Bunge Ltd. ....................................................    United States            77,000          $      5,387,690
                                                                                                                   ----------------
       ALUMINUM 0.4%
       Alcoa Inc. ....................................................    United States           200,000                 2,352,000
                                                                                                                   ----------------
       COAL & CONSUMABLE FUELS 3.2%
   (a) Alpha Natural Resources Inc. ..................................    United States           170,000                 5,662,700
(a, b) Energy Coal Resources, 144A ...................................    United States           199,375                        --
       Peabody Energy Corp. ..........................................    United States           300,000                 9,933,000
   (a) Uranium One Inc. ..............................................       Canada             1,690,000                 4,515,866
                                                                                                                   ----------------
                                                                                                                         20,111,566
                                                                                                                   ----------------
       CONSTRUCTION & ENGINEERING 0.2%
       Boart Longyear Group ..........................................      Australia           5,703,000                 1,406,474
                                                                                                                   ----------------
       DIVERSIFIED METALS & MINING 6.9%
       BHP Billiton PLC, ADR .........................................   United Kingdom           197,000                10,421,300
   (a) First Uranium Corp. ...........................................    South Africa            390,000                 1,418,445
(a, c) First Uranium Corp., 144A .....................................       Canada               205,200                   746,320
       Freeport-McMoRan Copper & Gold Inc., B ........................    United States            60,000                 3,618,000
   (a) Ivanhoe Australia Ltd. ........................................      Australia             800,000                 1,267,376
   (a) Ivanhoe Mines Ltd. ............................................       Canada               450,000                 3,627,000
   (a) Mineral Deposits Ltd. .........................................      Australia           3,000,000                 1,755,600
   (a) Mirabela Nickel Ltd. ..........................................      Australia             180,000                   444,238
(a, c) Mirabela Nickel Ltd., 144A ....................................      Australia             845,850                 2,087,550
   (a) Nautilus Minerals Inc. ........................................       Canada               817,000                   917,211
(a, c) Nautilus Minerals Inc., 144A ..................................       Canada               474,000                   532,140
       OZ Minerals Ltd. ..............................................      Australia           2,700,000                 2,528,064
   (a) PanAust Ltd. ..................................................      Australia           3,663,435                 1,255,679
(a, c) PanAust Ltd., 144A ............................................      Australia           5,767,586                 1,976,898
       Rio Tinto PLC, ADR ............................................   United Kingdom            27,000                 4,524,660
       Southern Copper Corp. .........................................    United States            60,000                 1,545,600
       Xstrata PLC ...................................................     Switzerland            420,000                 5,664,506
                                                                                                                   ----------------
                                                                                                                         44,330,587
                                                                                                                   ----------------
       FERTILIZERS & AGRICULTURAL CHEMICALS 0.7%
       The Mosaic Co. ................................................    United States            80,000                 4,172,000
                                                                                                                   ----------------
       GOLD 7.8%
       AngloGold Ashanti Ltd., ADR ...................................    South Africa            130,000                 5,096,000
       Barrick Gold Corp. ............................................       Canada               145,000                 5,060,500
(a, c) Centamin Egypt Ltd., 144A .....................................      Australia           2,000,000                 3,210,243
   (a) Centerra Gold Inc. ............................................       Canada               330,000                 2,097,328
   (c) Franco-Nevada Corp., 144A .....................................       Canada                90,000                 2,246,242
   (a) Gammon Gold Inc. ..............................................       Canada               350,000                 2,448,506
       Gold Fields Ltd., ADR .........................................    South Africa            260,000                 3,135,600
   (a) Great Basin Gold Ltd. .........................................       Canada             2,000,000                 2,913,342
   (a) Great Basin Gold Ltd., wts., 10/15/10 .........................       Canada             1,000,000                   361,848
       IAMGOLD Corp. .................................................       Canada               301,000                 3,178,560
(a, c) Jinshan Gold Mines Inc., 144A .................................       Canada             1,241,000                 1,554,417
   (a) Nevsun Resources Ltd. .........................................       Canada               700,000                 1,169,048


                    14 | Quarterly Statements of Investments

Franklin Strategic Series

       FRANKLIN NATURAL RESOURCES FUND                                       COUNTRY          SHARES/WARRANTS           VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       GOLD (CONTINUED)
       Newcrest Mining Ltd. ..........................................      Australia             340,000          $      8,527,201
(a, c) Osisko Mining Corp., 144A .....................................       Canada               642,200                 4,069,610
(a, c) Osisko Mining Corp., wts., 144A, 11/17/09 .....................       Canada               321,100                   491,571
       Randgold Resources Ltd., ADR ..................................   United Kingdom            68,800                 4,273,856
                                                                                                                   ----------------
                                                                                                                         49,833,872
                                                                                                                   ----------------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
(a, c) Magma Energy Corp., 144A ......................................       Canada               799,800                 1,409,928
                                                                                                                   ----------------
       INTEGRATED OIL & GAS 14.9%
       Chevron Corp. .................................................    United States           190,000                13,199,300
       ConocoPhillips ................................................    United States           147,000                 6,425,370
       Exxon Mobil Corp. .............................................    United States           170,000                11,966,300
       Hess Corp. ....................................................    United States           150,000                 8,280,000
       Marathon Oil Corp. ............................................    United States           537,000                17,318,250
       Murphy Oil Corp. ..............................................    United States           125,000                 7,275,000
       Occidental Petroleum Corp. ....................................    United States           308,000                21,972,720
       Petroleo Brasileiro SA, ADR ...................................       Brazil                68,000                 2,804,320
       Total SA, B, ADR ..............................................       France               100,000                 5,565,000
                                                                                                                   ----------------
                                                                                                                         94,806,260
                                                                                                                   ----------------
       MARINE 0.4%
   (a) Aries Maritime Transport Ltd. .................................       Bermuda              387,850                   259,859
       Genco Shipping & Trading Ltd. .................................    United States           103,000                 2,462,730
                                                                                                                   ----------------
                                                                                                                          2,722,589
                                                                                                                   ----------------
       OIL & GAS DRILLING 3.1%
   (a) Nabors Industries Ltd. ........................................    United States           230,000                 3,914,600
       Noble Corp. ...................................................    United States            60,000                 2,031,600
       Rowan Cos. Inc. ...............................................    United States           114,000                 2,431,620
   (a) Transocean Ltd. ...............................................    United States           145,000                11,555,050
                                                                                                                   ----------------
                                                                                                                         19,932,870
                                                                                                                   ----------------
       OIL & GAS EQUIPMENT & SERVICES 17.9%
       Baker Hughes Inc. .............................................    United States            81,000                 3,280,500
   (a) Cameron International Corp. ...................................    United States           275,000                 8,588,250
   (a) Dresser-Rand Group Inc. .......................................    United States           112,000                 3,260,320
   (a) Dril-Quip Inc. ................................................    United States           220,000                 9,303,800
   (a) FMC Technologies Inc. .........................................    United States           255,000                11,092,500
   (a) Global Industries Ltd. ........................................    United States           520,000                 3,551,600
       Halliburton Co. ...............................................    United States           560,000                12,370,400
   (a) Helix Energy Solutions Group Inc. .............................    United States           437,000                 4,584,130
   (a) Hornbeck Offshore Services Inc. ...............................    United States           126,000                 2,744,280
   (a) National Oilwell Varco Inc. ...................................    United States           270,000                 9,703,800
   (a) Oil States International Inc. .................................    United States           140,000                 3,796,800
   (a) PHI Inc., non-voting ..........................................    United States            74,000                 1,616,160
       Schlumberger Ltd. .............................................    United States           180,000                 9,630,000
       Smith International Inc. ......................................    United States           440,000                11,057,200
   (a) Superior Energy Services Inc. .................................    United States           260,000                 4,313,400


                    Quarterly Statements of Investments | 15

Franklin Strategic Series

       FRANKLIN NATURAL RESOURCES FUND                                       COUNTRY          SHARES/WARRANTS           VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
   (a) T-3 Energy Services Inc. ......................................    United States           200,000          $      2,710,000
   (a) Tesco Corp. ...................................................       Canada               255,000                 2,557,650
   (a) Weatherford International Ltd. ................................    United States           540,000                10,130,400
                                                                                                                   ----------------
                                                                                                                        114,291,190
                                                                                                                   ----------------
       OIL & GAS EXPLORATION & PRODUCTION 28.1%
       Addax Petroleum Corp. .........................................       Canada               140,000                 6,657,079
   (c) Addax Petroleum Corp., 144A ...................................       Canada               150,000                 7,132,585
   (a) Bill Barrett Corp. ............................................    United States           150,000                 4,738,500
   (a) Concho Resources Inc. .........................................    United States           180,000                 5,526,000
   (a) Continental Resources Inc. ....................................    United States           250,000                 8,457,500
       Devon Energy Corp. ............................................    United States           370,000                21,493,300
       EOG Resources Inc. ............................................    United States           230,000                17,026,900
   (a) Gran Tierra Energy Inc. .......................................       Canada             1,400,000                 5,194,000
   (a) Mariner Energy Inc. ...........................................    United States           490,000                 5,875,100
   (a) McMoRan Exploration Co. .......................................    United States           500,000                 3,180,000
       Noble Energy Inc. .............................................    United States           280,000                17,113,600
   (a) Northern Oil & Gas Inc. .......................................    United States           317,000                 2,089,030
   (a) Petrohawk Energy Corp. ........................................    United States           660,000                16,024,800
       Range Resources Corp. .........................................    United States           385,000                17,867,850
   (a) Southwestern Energy Co. .......................................    United States           450,000                18,643,500
       XTO Energy Inc. ...............................................    United States           550,000                22,126,500
                                                                                                                   ----------------
                                                                                                                        179,146,244
                                                                                                                   ----------------
       OIL & GAS REFINING & MARKETING 2.6%
       Aegean Marine Petroleum Network Inc. ..........................    United States           185,000                 3,145,000
   (a) CVR Energy Inc. ...............................................    United States           317,000                 2,707,180
       Holly Corp. ...................................................    United States           200,000                 4,254,000
       Petroplus Holdings AG .........................................     Switzerland             94,000                 1,491,617
       Valero Energy Corp. ...........................................    United States           273,000                 4,914,000
                                                                                                                   ----------------
                                                                                                                         16,511,797
                                                                                                                   ----------------
       OIL & GAS STORAGE & TRANSPORTATION 0.5%
       DHT Maritime Inc. .............................................   Jersey Islands           370,600                 1,864,118
       General Maritime Corp. ........................................    United States           177,000                 1,474,410
                                                                                                                   ----------------
                                                                                                                          3,338,528
                                                                                                                   ----------------
       PRECIOUS METALS & MINERALS 2.0%
   (c) Fresnillo PLC, 144A ...........................................   United Kingdom           362,000                 3,778,375
(a, c) G-Resources Group Ltd., 144A ..................................      Hong Kong          22,034,900                 1,819,691
       Impala Platinum Holdings Ltd. .................................    South Africa            190,000                 4,605,816
   (a) MAG Silver Corp. ..............................................       Canada               250,000                 1,217,758
   (a) Romarco Minerals Inc. .........................................       Canada             1,500,000                 1,280,386
                                                                                                                   ----------------
                                                                                                                         12,702,026
                                                                                                                   ----------------
       SPECIALTY CHEMICALS 0.1%
   (a) Flotek Industries Inc. ........................................    United States           293,000                   550,840
                                                                                                                   ----------------


                    16 | Quarterly Statements of Investments

Franklin Strategic Series

       FRANKLIN NATURAL RESOURCES FUND                                       COUNTRY          SHARES/WARRANTS           VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       STEEL 0.7%
       Cliffs Natural Resources Inc. .................................    United States           160,000          $      4,382,400
                                                                                                                   ----------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $552,302,370) ........................................                                                  577,388,861
                                                                                                                   ----------------
       CONVERTIBLE PREFERRED STOCKS 1.1%
       OIL & GAS EXPLORATION & PRODUCTION 1.1%
   (a) McMoRan Exploration Co., 8.00%, cvt. pfd. .....................    United States             2,400                 2,485,296
(a, c) SandRidge Energy Inc., 8.50%, cvt. pfd., 144A .................    United States            35,000                 4,711,000
                                                                                                                   ----------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $5,726,400) ..........                                                    7,196,296
                                                                                                                   ----------------
       PREFERRED STOCKS 2.2%
       COAL & CONSUMABLE FUELS 0.0%
(a, b) Energy Coal Resources, 144A, pfd. .............................    United States            29,847                        --
                                                                                                                   ----------------
       DIVERSIFIED METALS & MINING 0.8%
       Vale SA, ADR, pfd., A .........................................       Brazil               298,000                 5,125,600
                                                                                                                   ----------------
       INTEGRATED OIL & GAS 1.4%
       Petroleo Brasileiro SA, ADR, pfd. .............................       Brazil               260,000                 8,762,000
                                                                                                                   ----------------
       TOTAL PREFERRED STOCKS (COST $11,456,542) .....................                                                   13,887,600
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $569,485,312) ........................................                                                  598,472,757
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS (COST $41,288,524) 6.5%
       MONEY MARKET FUNDS 6.5%
   (d) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...    United States        41,288,524                41,288,524
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $610,773,836) 100.3% ..................                                                  639,761,281
       OTHER ASSETS, LESS LIABILITIES (0.3)% .........................                                                   (2,094,952)
                                                                                                                   ----------------
       NET ASSETS 100.0% .............................................                                             $    637,666,329
                                                                                                                   ================

See Abbreviations on page 56.

(a)  Non-income producing.

(b)  See Note 5 regarding restricted and illiquid securities.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2009, the aggregate value of these securities was $35,766,570, representing 5.61% of net assets.

(d) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 17

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       FRANKLIN SMALL CAP GROWTH FUND                                                             SHARES                 VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       COMMON STOCKS 95.3%
       CONSUMER DISCRETIONARY 13.3%
   (a) Buffalo Wild Wings Inc. ........................................................            35,900          $      1,448,565
   (a) Capella Education Co. ..........................................................            73,300                 4,717,588
   (a) Chipotle Mexican Grill Inc., B .................................................            19,800                 1,618,650
   (a) Drew Industries Inc. ...........................................................           221,200                 4,244,828
   (a) FGX International Holdings Ltd. (Virgin Islands (British)) .....................           345,624                 4,565,693
   (a) Gaiam Inc., A ..................................................................           315,000                 1,578,150
       Guess? Inc. ....................................................................            40,100                 1,165,707
   (a) K12 Inc. .......................................................................           171,100                 3,218,391
   (a) Lions Gate Entertainment Corp. .................................................           601,900                 3,527,134
   (a) Panera Bread Co. ...............................................................            19,700                 1,082,712
   (a) Shuffle Master Inc. ............................................................           728,900                 5,248,080
   (a) Tenneco Inc. ...................................................................           166,700                 2,695,539
   (a) Tractor Supply Co. .............................................................            29,600                 1,419,912
   (a) Under Armour Inc., A ...........................................................            55,400                 1,345,666
                                                                                                                   ----------------
                                                                                                                         37,876,615
                                                                                                                   ----------------
       CONSUMER STAPLES 3.9%
   (a) Hain Celestial Group Inc. ......................................................           276,600                 4,594,326
   (a) Hansen Natural Corp. ...........................................................            58,500                 1,814,085
   (a) TreeHouse Foods Inc. ...........................................................           144,300                 4,682,535
                                                                                                                   ----------------
                                                                                                                         11,090,946
                                                                                                                   ----------------
       ENERGY 3.5%
   (a) Bill Barrett Corp. .............................................................            59,900                 1,892,241
   (a) Dril-Quip Inc. .................................................................            59,600                 2,520,484
   (a) Helix Energy Solutions Group Inc. ..............................................           136,000                 1,426,640
   (a) Mariner Energy Inc. ............................................................           174,000                 2,086,260
   (a) Superior Energy Services Inc. ..................................................           124,700                 2,068,773
                                                                                                                   ----------------
                                                                                                                          9,994,398
                                                                                                                   ----------------
       FINANCIALS 4.7%
   (a) Affiliated Managers Group Inc. .................................................            61,700                 4,073,434
       FelCor Lodging Trust Inc. ......................................................           447,000                 1,050,450
   (a) iStar Financial Inc. ...........................................................           383,600                   932,148
   (a) MSCI Inc., A ...................................................................            84,600                 2,364,570
   (a) Stifel Financial Corp. .........................................................            56,200                 2,806,066
       Waddell & Reed Financial Inc., A ...............................................            74,900                 2,124,913
                                                                                                                   ----------------
                                                                                                                         13,351,581
                                                                                                                   ----------------
       HEALTH CARE 19.5%
   (a) American Medical Systems Holdings Inc. .........................................           326,700                 4,995,243
   (a) Ardea Biosciences Inc. .........................................................            44,100                   859,068
   (a) Athenahealth Inc. ..............................................................            89,100                 3,291,354
   (a) BioMarin Pharmaceutical Inc. ...................................................           183,300                 3,007,953
   (a) Cadence Pharmaceuticals Inc. ...................................................           318,600                 3,855,060
   (a) Community Health Systems Inc. ..................................................           133,600                 3,783,552
   (a) Dendreon Corp. .................................................................            57,400                 1,389,654
   (a) Dexcom Inc. ....................................................................           489,300                 3,160,878
   (a) IDEXX Laboratories Inc. ........................................................            70,300                 3,502,346


                    18 | Quarterly Statements of Investments

Franklin Strategic Series

       FRANKLIN SMALL CAP GROWTH FUND                                                             SHARES                 VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       COMMON STOCKS (CONTINUED)
       HEALTH CARE (CONTINUED)
   (a) Impax Laboratories Inc. ........................................................           131,700          $        987,750
   (a) Masimo Corp. ...................................................................           125,400                 3,066,030
   (a) Medidata Solutions Inc. ........................................................            50,100                   924,345
   (a) MWI Veterinary Supply Inc. .....................................................            45,800                 1,757,804
   (a) Myriad Genetics Inc. ...........................................................            48,600                 1,332,612
   (a) OSI Pharmaceuticals Inc. .......................................................            36,700                 1,240,093
   (a) PAREXEL International Corp. ....................................................           316,700                 4,899,349
   (a) Penwest Pharmaceuticals Co. ....................................................           354,000                   969,960
   (a) Phase Forward Inc. .............................................................           207,500                 2,946,500
   (a) Psychiatric Solutions Inc. .....................................................           162,200                 4,382,644
       Quality Systems Inc. ...........................................................            27,500                 1,509,475
(a, b) Sequenom Inc. ..................................................................           196,900                 1,134,144
   (a) VCA Antech Inc. ................................................................            99,200                 2,537,536
                                                                                                                   ----------------
                                                                                                                         55,533,350
                                                                                                                   ----------------
       INDUSTRIALS 11.0%
   (a) Allegiant Travel Co. ...........................................................            98,500                 4,266,035
   (a) BE Aerospace Inc. ..............................................................           161,700                 2,613,072
   (a) Clean Harbors Inc. .............................................................            61,400                 3,203,238
   (a) Digitalglobe Inc. ..............................................................           118,700                 2,160,340
   (a) Force Protection Inc. ..........................................................            90,600                   468,402
   (a) FTI Consulting Inc. ............................................................            81,100                 4,414,273
       Heico Corp. ....................................................................            18,000                   664,740
   (a) Huron Consulting Group Inc. ....................................................            92,300                 4,093,505
   (a) ICF International Inc. .........................................................            45,700                 1,183,630
       Kaydon Corp. ...................................................................            53,600                 1,751,112
       Knight Transportation Inc. .....................................................            17,400                   315,636
   (a) Mobile Mini Inc. ...............................................................           256,400                 4,148,552
       Wabtec Corp. ...................................................................            61,200                 2,059,380
                                                                                                                   ----------------
                                                                                                                         31,341,915
                                                                                                                   ----------------
       INFORMATION TECHNOLOGY 37.4%
   (a) ANSYS Inc. .....................................................................           121,500                 3,798,090
   (a) Art Technology Group Inc. ......................................................           193,800                   734,502
   (a) Atheros Communications .........................................................           134,100                 3,352,500
   (a) Bottomline Technologies Inc. ...................................................           527,604                 5,397,389
   (a) Coherent Inc. ..................................................................           132,400                 2,597,688
   (a) Compellent Technologies Inc. ...................................................           124,336                 1,976,943
   (a) Concur Technologies Inc. .......................................................            63,000                 2,172,870
   (a) CyberSource Corp. ..............................................................           143,600                 2,490,024
   (a) DealerTrack Holdings Inc. ......................................................           202,500                 4,015,575
   (a) DivX Inc. ......................................................................           344,300                 2,007,269
   (a) EPIQ Systems Inc. ..............................................................           156,100                 2,505,405
   (a) FARO Technologies Inc. .........................................................           226,900                 4,016,130
   (a) FLIR Systems Inc. ..............................................................           135,100                 2,903,299
   (a) FormFactor Inc. ................................................................           198,400                 4,573,120
       Global Payments Inc. ...........................................................            53,700                 2,271,510
   (a) Ixia ...........................................................................           421,200                 3,175,848


                    Quarterly Statements of Investments | 19

Franklin Strategic Series

       FRANKLIN SMALL CAP GROWTH FUND                                                             SHARES                 VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       COMMON STOCKS (CONTINUED)
       INFORMATION TECHNOLOGY (CONTINUED)
   (a) LogMeIn Inc. ...................................................................            15,900          $        310,209
   (a) Microsemi Corp. ................................................................           136,900                 1,868,685
   (a) Microtune Inc. .................................................................           407,500                   839,450
   (a) Netlogic Microsystems Inc. .....................................................           126,800                 5,039,032
   (a) Nuance Communications Inc. .....................................................           390,300                 5,151,960
   (a) Omniture Inc. ..................................................................           147,800                 2,021,904
   (a) Polycom Inc. ...................................................................           110,400                 2,622,000
       Power Integrations Inc. ........................................................           109,600                 3,210,184
   (a) Quest Software Inc. ............................................................           229,900                 3,388,726
   (a) Riverbed Technology Inc. .......................................................           113,700                 2,275,137
   (a) Sapient Corp. ..................................................................           723,500                 4,832,980
   (a) Silicon Laboratories Inc. ......................................................           125,400                 5,370,882
   (a) SPSS Inc. ......................................................................            79,000                 3,908,920
       Tandberg ASA (Norway) ..........................................................           126,800                 2,687,986
   (a) Trimble Navigation Ltd. ........................................................           117,300                 2,781,183
   (a) Varian Semiconductor Equipment Associates Inc. .................................           161,875                 5,186,475
   (a) ViaSat Inc. ....................................................................           222,900                 6,018,300
   (a) Xyratex Ltd. (Bermuda) .........................................................           194,300                 1,152,199
                                                                                                                   ----------------
                                                                                                                        106,654,374
                                                                                                                   ----------------
       MATERIALS 0.4%
       FMC Corp. ......................................................................            24,700                 1,201,408
                                                                                                                   ----------------
       TELECOMMUNICATION SERVICES 1.6%
   (a) SBA Communications Corp. .......................................................           171,800                 4,482,262
                                                                                                                   ----------------
       TOTAL COMMON STOCKS (COST $247,955,263) ........................................                                 271,526,849
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS 5.8%
       MONEY MARKET FUNDS (COST $15,078,282) 5.3%
   (c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ....................        15,078,282                15,078,282
                                                                                                                   ----------------
       INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.5%
       MONEY MARKET FUNDS (COST $1,346,000) 0.5%
   (d) Bank of New York Institutional Cash Reserve Fund, 0.17% ........................         1,346,000                 1,332,540
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $264,379,545) 101.1% ...................................                                 287,937,671
       OTHER ASSETS, LESS LIABILITIES (1.1)% ..........................................                                  (3,227,828)
                                                                                                                   ----------------
       NET ASSETS 100.0% ..............................................................                            $    284,709,843
                                                                                                                   ================

(a)  Non-income producing.

(b)  A portion or all of the security is on loan at July 31, 2009.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(d)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    20 | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       FRANKLIN SMALL-MID CAP GROWTH FUND                                                         SHARES                 VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       COMMON STOCKS 97.9%
       CONSUMER DISCRETIONARY 15.5%
       Abercrombie & Fitch Co., A .....................................................         1,027,200          $     29,367,648
       Advance Auto Parts Inc. ........................................................            62,900                 2,907,867
   (a) Apollo Group Inc., A ...........................................................           358,800                24,771,552
       BorgWarner Inc. ................................................................         1,162,200                38,573,418
   (a) Buffalo Wild Wings Inc. ........................................................           630,000                25,420,500
   (a) Capella Education Co. ..........................................................           418,700                26,947,532
(a, b) Chipotle Mexican Grill Inc., A .................................................           273,100                25,624,973
   (a) Chipotle Mexican Grill Inc., B .................................................            47,200                 3,858,600
   (a) Dick's Sporting Goods Inc. .....................................................         1,809,550                35,919,568
       Guess? Inc. ....................................................................         2,109,200                61,314,444
   (a) Jarden Corp. ...................................................................           798,000                19,670,700
       Johnson Controls Inc. ..........................................................         1,875,000                48,525,000
   (a) Liberty Media Corp. - Entertainment, A .........................................         1,300,000                36,361,000
       NIKE Inc., B ...................................................................           441,200                24,989,568
   (a) Under Armour Inc., A ...........................................................           758,335                18,419,957
   (a) Urban Outfitters Inc. ..........................................................         1,923,700                46,245,748
       Wolverine World Wide Inc. ......................................................         2,269,075                54,684,707
                                                                                                                   ----------------
                                                                                                                        523,602,782
                                                                                                                   ----------------
       CONSUMER STAPLES 3.2%
       Clorox Co. .....................................................................           484,500                29,559,345
   (a) Hain Celestial Group Inc. ......................................................         1,437,200                23,871,892
   (a) Hansen Natural Corp. ...........................................................           709,800                22,010,898
       Mead Johnson Nutrition Co., A ..................................................           911,500                33,187,715
                                                                                                                   ----------------
                                                                                                                        108,629,850
                                                                                                                   ----------------
       ENERGY 7.0%
   (a) Cameron International Corp. ....................................................           931,900                29,103,237
   (a) Concho Resources Inc. ..........................................................         1,175,600                36,090,920
   (a) FMC Technologies Inc. ..........................................................         1,359,256                59,127,636
   (a) Petrohawk Energy Corp. .........................................................         1,541,900                37,437,332
       Range Resources Corp. ..........................................................           769,800                35,726,418
       Smith International Inc. .......................................................           935,100                23,499,063
   (a) Weatherford International Ltd. .................................................           800,000                15,008,000
                                                                                                                   ----------------
                                                                                                                        235,992,606
                                                                                                                   ----------------
       FINANCIALS 5.4%
   (a) Affiliated Managers Group Inc. .................................................           855,300                56,466,906
       BlackRock Inc. .................................................................           100,000                19,054,000
       The Charles Schwab Corp. .......................................................         1,833,400                32,762,858
       FelCor Lodging Trust Inc. ......................................................         2,072,500                 4,870,375
(a, b) iStar Financial Inc. ...........................................................         3,968,090                 9,642,459
   (b) M&T Bancorp ....................................................................           348,930                20,349,597
       T. Rowe Price Group Inc. .......................................................           840,100                39,241,071
                                                                                                                   ----------------
                                                                                                                        182,387,266
                                                                                                                   ----------------
       HEALTH CARE 22.8%
       Aetna Inc. .....................................................................           975,000                26,295,750
       Allscripts-Misys Healthcare Solutions Inc. .....................................         1,448,700                24,961,101


                    Quarterly Statements of Investments | 21

Franklin Strategic Series

       FRANKLIN SMALL-MID CAP GROWTH FUND                                                         SHARES                 VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       COMMON STOCKS (CONTINUED)
       HEALTH CARE (CONTINUED)
   (a) Athenahealth Inc. ..............................................................           464,200          $     17,147,548
   (a) BioMarin Pharmaceutical Inc. ...................................................         1,148,500                18,846,885
       C. R. Bard Inc. ................................................................           523,200                38,491,824
   (a) Celgene Corp. ..................................................................           716,600                40,817,536
   (a) Cerner Corp. ...................................................................           633,612                41,235,469
   (a) Community Health Systems Inc. ..................................................         1,736,986                49,191,444
   (a) DaVita Inc. ....................................................................           581,800                28,915,460
   (a) Dendreon Corp. .................................................................           325,000                 7,868,250
   (a) Express Scripts Inc. ...........................................................         1,071,000                75,012,840
   (a) Illumina Inc. ..................................................................           415,000                14,998,100
   (a) Intuitive Surgical Inc. ........................................................           205,100                46,623,332
   (a) Life Technologies Corp. ........................................................           887,100                40,389,663
   (a) Masimo Corp. ...................................................................           875,000                21,393,750
   (a) Mettler-Toledo International Inc. ..............................................           405,327                34,071,788
   (a) Myriad Genetics Inc. ...........................................................         1,201,900                32,956,098
   (a) OSI Pharmaceuticals Inc. .......................................................           170,900                 5,774,711
       Perrigo Co. ....................................................................         1,181,490                32,065,639
       Pharmaceutical Product Development Inc. ........................................         1,525,000                31,674,250
   (a) QIAGEN NV (Netherlands) ........................................................         1,563,700                29,647,752
(a, b) Sequenom Inc. ..................................................................         1,156,000                 6,658,560
   (a) Stereotaxis Inc. ...............................................................         1,463,200                 6,613,664
   (a) Varian Medical Systems Inc. ....................................................         1,340,000                47,261,800
   (a) Waters Corp. ...................................................................         1,019,100                51,209,775
                                                                                                                   ----------------
                                                                                                                        770,122,989
                                                                                                                   ----------------
       INDUSTRIALS 12.0%
   (a) Allegiant Travel Co. ...........................................................           655,270                28,379,744
       AMETEK Inc. ....................................................................         1,263,000                40,870,680
       C.H. Robinson Worldwide Inc. ...................................................           518,200                28,257,446
       Danaher Corp. ..................................................................           398,400                24,398,016
       Expeditors International of Washington Inc. ....................................           856,800                29,071,224
       Flowserve Corp. ................................................................           536,800                43,357,336
       Heico Corp. ....................................................................            84,022                 3,102,932
   (a) Jacobs Engineering Group Inc. ..................................................           489,900                20,076,102
       Knight Transportation Inc. .....................................................            29,100                   527,874
       Precision Castparts Corp. ......................................................           682,110                54,439,199
       Robert Half International Inc. .................................................         1,678,400                41,607,536
       Rockwell Collins Inc. ..........................................................         1,100,000                46,420,000
   (a) Ryanair Holdings PLC, ADR (Ireland) ............................................         1,348,800                38,184,528
   (a) Tetra Tech Inc. ................................................................           250,000                 7,530,000
                                                                                                                   ----------------
                                                                                                                        406,222,617
                                                                                                                   ----------------
       INFORMATION TECHNOLOGY 28.2%
   (a) Activision Blizzard Inc. .......................................................         2,906,700                33,281,715
   (a) Affiliated Computer Services Inc., A ...........................................           896,900                42,522,029
   (a) Alliance Data Systems Corp. ....................................................           827,400                42,197,400
   (a) ANSYS Inc. .....................................................................         1,122,200                35,079,972


                    22 | Quarterly Statements of Investments

Franklin Strategic Series

       FRANKLIN SMALL-MID CAP GROWTH FUND                                                         SHARES                 VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       COMMON STOCKS (CONTINUED)
       INFORMATION TECHNOLOGY (CONTINUED)
   (a) Citrix Systems Inc. ............................................................           705,000          $     25,098,000
   (a) Concur Technologies Inc. .......................................................           559,600                19,300,604
       FactSet Research Systems Inc. ..................................................           700,000                39,690,000
   (a) FLIR Systems Inc. ..............................................................         2,597,200                55,813,828
   (a) FormFactor Inc. ................................................................         1,839,105                42,391,370
   (a) Hittite Microwave Corp. ........................................................           799,300                28,071,416
   (a) Juniper Networks Inc. ..........................................................         1,650,000                43,114,500
   (a) Lam Research Corp. .............................................................         1,088,000                32,705,280
       MasterCard Inc., A .............................................................           437,200                84,829,916
   (a) McAfee Inc. ....................................................................           730,200                32,552,316
   (a) NetApp Inc. ....................................................................         1,825,100                40,991,746
   (a) Netlogic Microsystems Inc. .....................................................           263,700                10,479,438
   (a) Nuance Communications Inc. .....................................................         5,804,500                76,619,400
   (a) SAIC Inc. ......................................................................         2,379,700                43,048,773
   (a) Silicon Laboratories Inc. ......................................................         1,530,400                65,547,032
       Tandberg ASA (Norway) ..........................................................         2,607,800                55,281,788
   (a) Trimble Navigation Ltd. ........................................................         1,512,660                35,865,169
   (a) Varian Semiconductor Equipment Associates Inc. .................................         1,100,000                35,244,000
   (a) ViaSat Inc. ....................................................................           299,067                 8,074,809
       Xilinx Inc. ....................................................................         1,150,000                24,943,500
                                                                                                                   ----------------
                                                                                                                        952,744,001
                                                                                                                   ----------------
       MATERIALS 1.0%
       Ecolab Inc. ....................................................................           821,300                34,092,163
                                                                                                                   ----------------
       TELECOMMUNICATION SERVICES 2.3%
   (a) American Tower Corp., A ........................................................           838,100                28,570,829
(a, c) Anda Networks ..................................................................            91,107                    70,152
   (a) SBA Communications Corp. .......................................................         1,844,000                48,109,960
                                                                                                                   ----------------
                                                                                                                         76,750,941
                                                                                                                   ----------------
       UTILITIES 0.5%
   (a) Calpine Corp. ..................................................................         1,277,800                16,458,064
                                                                                                                   ----------------
       TOTAL COMMON STOCKS (COST $2,952,588,980) ......................................                               3,307,003,279
                                                                                                                   ----------------

                                                                                             PRINCIPAL AMOUNT
                                                                                          ----------------------
       CONVERTIBLE BONDS 0.5%
       INDUSTRIALS 0.2%
       SunPower Corp., cvt., senior bond, 1.25%, 2/15/27 ..............................   $     6,704,000                 5,857,620
                                                                                                                   ----------------
       INFORMATION TECHNOLOGY 0.3%
   (d) Alliance Data Systems Corp., cvt., senior note, 144A, 4.75%, 5/15/14 ...........         3,243,000                 4,021,320
       Microchip Technology Inc., cvt., 2.125%, 12/15/37 ..............................         8,161,000                 7,559,127
                                                                                                                   ----------------
                                                                                                                         11,580,447
                                                                                                                   ----------------
       TOTAL CONVERTIBLE BONDS (COST $13,327,541) .....................................                                  17,438,067
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $2,965,916,521) .......................................................                               3,324,441,346
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 23

Franklin Strategic Series

       FRANKLIN SMALL-MID CAP GROWTH FUND                                                         SHARES                 VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       SHORT TERM INVESTMENTS 2.4%
       MONEY MARKET FUNDS (COST $45,283,802) 1.4%
   (e) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ....................        45,283,802          $     45,283,802
                                                                                                                   ----------------
       INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
          SECURITIES 1.0%
       MONEY MARKET FUNDS (COST $35,309,763) 1.0%
   (f) Bank of New York Institutional Cash Reserve Fund, 0.17% ........................        35,309,763                34,956,665
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $3,046,510,086) 100.8% .................................                               3,404,681,813
       OTHER ASSETS, LESS LIABILITIES (0.8)% ..........................................                                 (25,825,326)
                                                                                                                   ----------------
       NET ASSETS 100.0% ..............................................................                            $  3,378,856,487
                                                                                                                   ================

See Abbreviations on page 56.

(a)  Non-income producing.

(b)  A portion or all of the security is on loan at July 31, 2009.

(c)  See Note 5 regarding restricted and illiquid securities.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2009, the value of this security was $4,021,320, representing 0.12% of net assets.

(e) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(f)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    24 | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION            SHARES                 VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS 0.0%
       AUTOMOBILES & COMPONENTS 0.0%
(a, b) Cambridge Industries Liquidating Trust Interest ...............    United States           516,372          $             --
                                                                                                                   ----------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.0%
(a, b) VS Holdings Inc. ..............................................    United States            64,666                        --
                                                                                                                   ----------------
       TOTAL COMMON STOCKS (COST $64,666) ............................                                                           --
                                                                                                                   ----------------
       CONVERTIBLE PREFERRED STOCKS (COST $6,060,000) 0.0%(c)
       BANKS 0.0%(c)
   (a) Fannie Mae, 8.75%, cvt. pfd. ..................................    United States           121,200                   109,686
                                                                                                                   ----------------
       PREFERRED STOCKS 0.0%(c)
       BANKS 0.0%(c)
   (a) Freddie Mac, 8.375%, pfd., Z ..................................    United States           200,000                   262,000
                                                                                                                   ----------------
       DIVERSIFIED FINANCIALS 0.0%(c)
   (d) Preferred Blocker Inc., 7.00%, pfd., 144A .....................    United States             2,081                   958,366
                                                                                                                   ----------------
       TOTAL PREFERRED STOCKS (COST $5,738,755) ......................                                                    1,220,366
                                                                                                                   ----------------

                                                                                            PRINCIPAL AMOUNT(e)
                                                                                          ----------------------
   (f) SENIOR FLOATING RATE INTERESTS 10.7%
       AUTOMOBILES & COMPONENTS 0.3%
   (g) Dayco Products LLC (Mark IV), Replacement Term Loan, 6.75%,
          6/23/11 ....................................................    United States         2,042,544                   574,465
       Federal-Mogul Corp., Term Loan B, 4.188%, 12/27/14 ............    United States        11,152,416                 8,447,955
       Key Safety Systems Inc., Term Loan B, 2.538% - 2.851%,
          3/10/14 ....................................................    United States         1,299,625                   552,341
                                                                                                                   ----------------
                                                                                                                          9,574,761
                                                                                                                   ----------------
       CAPITAL GOODS 0.4%
       RBS Global Inc. (Rexnord),
             Incremental Tranche B-2, 2.313%, 7/22/13 ................    United States         4,190,647                 3,771,582
             Term Loan, 2.813% - 3.063%, 7/22/13 .....................    United States         6,910,454                 6,288,513
       TransDigm Inc., Term Loan B, 2.285% - 2.612%, 6/23/13 .........    United States         3,230,676                 3,136,447
                                                                                                                   ----------------
                                                                                                                         13,196,542
                                                                                                                   ----------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.6%
       ARAMARK Corp.,
             Synthetic L/C, 2.336%, 1/26/14 ..........................    United States         1,007,512                   958,396
             Term Loan B, 2.473%, 1/26/14 ............................    United States        15,723,649                14,957,121
       Duratek Inc. (EnergySolutions), Term Loan B, 2.54%, 6/07/13 ...    United States           941,982                   885,463
       EnergySolutions LLC,
             Synthetic L/C (Add-On), 2.54%, 6/07/13 ..................    United States           126,535                   120,209
             Synthetic L/C, 2.54%, 6/07/13 ...........................    United States           130,869                   124,326
             Term Loan B, 2.54%, 6/07/13 .............................    United States         1,963,382                 1,845,579
   (h) EnviroSolutions Inc., Initial Term Loan, PIK, 10.50%,
          7/07/12 ....................................................    United States         4,064,970                 2,947,103
                                                                                                                   ----------------
                                                                                                                         21,838,197
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 25

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION      PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
   (f) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       CONSUMER DURABLES & APPAREL 0.4%
       Jarden Corp.,
             Term Loan B1, 2.348%, 1/24/12 ...........................    United States         5,690,826          $      5,565,628
             Term Loan B2, 2.348%, 1/24/12 ...........................    United States         5,343,408                 5,225,853
       Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.637%,
          10/04/11 ...................................................    United States         4,558,727                 4,433,363
                                                                                                                   ----------------
                                                                                                                         15,224,844
                                                                                                                   ----------------
       CONSUMER SERVICES 1.0%
       Education Management LLC, Term Loan C, 2.375%, 6/01/13 ........    United States        11,941,853                11,464,179
       Green Valley Ranch Gaming LLC, Term Loan B, 4.25%, 2/16/14 ....    United States         2,896,034                 2,038,084
(h, i) Kuilima Resort Co. (Turtle Bay), First Lien Term Loan, PIK,
          9.00%, 9/30/10 .............................................    United States        37,979,689                10,824,211
   (i) Penn National Gaming Inc., Term Loan B, 2.04% - 2.72%,
          10/03/12 ...................................................    United States        11,129,753                10,923,062
                                                                                                                   ----------------
                                                                                                                         35,249,536
                                                                                                                   ----------------
       DIVERSIFIED FINANCIALS 0.1%
       TD Ameritrade Holding Corp., Term Loan B, 1.79%, 12/31/12 .....    United States         5,308,980                 5,157,674
                                                                                                                   ----------------
       ENERGY 0.1%
       ATP Oil and Gas Corp.,
             Tranche B-1, 8.00%, 7/15/14 .............................    United States         4,837,338                 3,881,964
             Tranche B-2, 8.00%, 1/15/11 .............................    United States         1,271,806                   998,368
                                                                                                                   ----------------
                                                                                                                          4,880,332
                                                                                                                   ----------------
       FOOD, BEVERAGE & TOBACCO 0.5%
       Constellation Brands Inc., Term Loan B, 1.813%, 6/05/13 .......    United States         5,411,162                 5,328,306
       Dean Foods Co., Term Loan B, 1.665% - 1.975%, 4/02/14 .........    United States        11,932,334                11,509,727
                                                                                                                   ----------------
                                                                                                                         16,838,033
                                                                                                                   ----------------
       HEALTH CARE EQUIPMENT & SERVICES 1.7%
       Community Health Systems Inc.,
             Delayed Draw Term Loan, 2.535%, 7/25/14 .................    United States         1,040,823                   980,325
             Term Loan, 2.535% - 2.924%, 7/25/14 .....................    United States        20,398,595                19,212,927
       DaVita Inc., Term Loan B-1, 1.79% - 2.10%, 10/05/12 ...........    United States         6,927,000                 6,649,920
       DJO Finance LLC, Term Loan B, 3.285% - 3.598%, 5/20/14 ........    United States         7,318,396                 6,854,900
       Fresenius Medical Care Holdings Inc., Term Loan B,
          1.885% - 1.985%, 3/31/13 ...................................       Germany            7,876,658                 7,641,997
       HCA Inc.,
             Term Loan A-1, 2.098%, 11/19/12 .........................    United States         4,613,123                 4,352,482
             Term Loan B-1, 2.848%, 11/18/13 .........................    United States        12,274,747                11,545,210
       LifePoint Hospitals Inc., Term Loan B, 2.295%, 4/15/12 ........    United States         6,649,011                 6,389,699
                                                                                                                   ----------------
                                                                                                                         63,627,460
                                                                                                                   ----------------
       INSURANCE 0.5%
   (i) Conseco Inc., Term Loan, 6.25%, 10/10/13 ......................    United States        23,148,430                16,898,354
                                                                                                                   ----------------


                    26 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION      PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
   (f) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       MATERIALS 1.4%
       Celanese U.S. Holdings LLC, Dollar Term Loan, 2.345%,
          4/02/14 ....................................................    United States        16,175,351          $     15,358,998
       Georgia-Pacific LLC,
             Additional Term Loan, 2.30% - 2.339%, 12/20/12 ..........    United States         1,753,298                 1,696,316
             Term Loan B, 2.30% - 2.65%, 12/20/12 ....................    United States         7,039,786                 6,810,993
             Term Loan C, 3.55% - 3.90%, 12/23/14 ....................    United States         4,842,556                 4,739,652
       Nalco Co., Term Loan B, 6.50%, 5/13/16 ........................    United States         1,593,614                 1,615,526
       Nalco Holding Co., Term Loan B, 2.063%, 5/13/16 ...............    United States           812,771                   810,943
       Novelis Corp., U.S. Term Loan, 2.29% - 2.60%, 7/07/14 .........    United States         7,083,995                 6,366,740
       Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14 ..    United States        12,902,286                13,063,565
                                                                                                                   ----------------
                                                                                                                         50,462,733
                                                                                                                   ----------------
       MEDIA 2.2%
       Cinemark USA Inc., Term Loan, 2.04% - 2.67%, 10/05/13 .........    United States         5,401,755                 5,191,059
       CSC Holdings Inc., Incremental Term Loan B-2, 2.038%,
          3/29/16 ....................................................    United States         9,852,246                 9,628,807
   (i) Cumulus Media Inc., Replacement Term Loan, 6.25%, 6/07/14 .....    United States         2,504,207                 1,690,340
       Dex Media East LLC, Term Loan B, 2.49% - 2.67%, 10/24/14 ......    United States         1,445,899                 1,087,316
       DIRECTV Holdings LLC, Term Loan B, 1.785%, 4/13/13 ............    United States         6,862,229                 6,730,701
       Discovery Communications Inc., Term Loan B, 2.598%, 5/14/14 ...    United States         6,151,654                 6,074,758
   (i) Metro-Goldwyn-Mayer Inc.,
             Term Loan B, 3.535%, 4/08/12 ............................    United States        25,328,684                14,690,637
             Tranche B-1 Term Loan, 5.50%, 4/08/12 ...................    United States         3,581,898                 2,077,501
       Regal Cinemas Corp., Term Loan, 4.348%, 10/27/13 ..............    United States         4,662,400                 4,631,786
   (g) Tribune Co., Incremental Term Loan, 5.25%, 5/14/14 ............    United States        20,734,928                 7,999,141
       Univision Communications Inc., Initial Term Loan, 4.50%,
          9/29/14 ....................................................    United States        11,152,416                 9,031,138
       UPC Financing Partnership,
             Term Loan N, 2.059%, 12/31/16 ...........................     Netherlands          8,030,954                 7,684,619
             Term Loan T, 3.809%, 12/31/16 ...........................     Netherlands          5,806,990                 5,681,170
                                                                                                                   ----------------
                                                                                                                         82,198,973
                                                                                                                   ----------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.0%(c)
       Mylan Inc., Term Loan B, 3.563% - 3.875%, 10/02/14 ............    United States         1,292,964                 1,259,606
                                                                                                                   ----------------
       SOFTWARE & SERVICES 0.5%
       Affiliated Computer Services Inc., Additional Term Loan,
          2.285% - 2.296%, 3/20/13 ...................................    United States         8,938,582                 8,784,346
       Lender Processing Services Inc., Term Loan B, 2.785%,
          7/02/14 ....................................................    United States         1,090,068                 1,091,431
       SunGard Data Systems Inc., New U.S. Term Loan,
          2.046% - 2.724%, 2/28/14 ...................................    United States        11,039,208                10,487,248
                                                                                                                   ----------------
                                                                                                                         20,363,025
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 27

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION       PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
   (f) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       TELECOMMUNICATION SERVICES 0.7%
   (h) Hawaiian Telecom Communications Inc., Term Loan C, PIK,
          4.75%, 6/01/14 .............................................    United States         4,020,522          $      2,472,621
       Intelsat Corp. (Panamsat),
             Incremental Term Loan B-2-A, 2.804%, 1/03/14 ............    United States           275,617                   263,616
             Incremental Term Loan B-2-B, 2.804%, 1/03/14 ............    United States           275,533                   263,536
             Incremental Term Loan B-2-C, 2.804%, 1/03/14 ............    United States           275,533                   263,536
   (i)       Tranche B-2-A, 2.804%, 1/03/14 ..........................    United States         3,083,529                 2,949,265
   (i)       Tranche B-2-B, 2.804%, 1/03/14 ..........................    United States         3,082,587                 2,948,365
   (i)       Tranche B-2-C, 2.804%, 1/03/14 ..........................    United States         3,082,587                 2,948,365
       NTELOS Inc., Term Loan B-1, 2.54%, 8/24/11 ....................    United States         3,614,239                 3,591,650
       Windstream Corp., Tranche B-1, 1.79% - 2.02%, 7/17/13 .........    United States        10,105,742                 9,802,570
                                                                                                                   ----------------
                                                                                                                         25,503,524
                                                                                                                   ----------------
       UTILITIES 0.3%
       NRG Energy Inc.,
             Credit Link, 0.498%, 2/01/13 ............................    United States         4,381,597                 4,165,803
             Term Loan, 1.785% - 2.098%, 2/01/13 .....................    United States         8,179,675                 7,776,826
                                                                                                                   ----------------
                                                                                                                         11,942,629
                                                                                                                   ----------------
       TOTAL SENIOR FLOATING RATE INTERESTS
          (COST $392,235,414) ........................................                                                  394,216,223
                                                                                                                   ----------------
       CORPORATE BONDS 40.8%
       AUTOMOBILES & COMPONENTS 0.6%
       Ford Motor Credit Co. LLC, senior note,
             9.75%, 9/15/10 ..........................................    United States         5,000,000                 4,977,920
             9.875%, 8/10/11 .........................................    United States        11,000,000                11,082,500
   (d) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ........    United States         8,000,000                 6,840,000
                                                                                                                   ----------------
                                                                                                                         22,900,420
                                                                                                                   ----------------
       BANKS 1.7%
       Barclays Bank PLC, senior note, 5.20%, 7/10/14 ................   United Kingdom         5,900,000                 6,130,731
       BB&T Capital Trust IV, junior sub. bond, 6.82%, 6/12/77 .......    United States         9,800,000                 7,664,335
       BB&T Corp., senior note, 6.85%, 4/30/19 .......................    United States         2,500,000                 2,682,392
(d, j) BNP Paribas, 144A, 7.195%, Perpetual ..........................       France            10,000,000                 7,393,060
       HSBC Holdings PLC, sub. note, 6.50%, 9/15/37 ..................   United Kingdom        10,000,000                 9,794,604
       Svensk Exportkredit AB, senior note, 7.625%, 6/30/14 ..........       Sweden             3,780,000 NZD             2,592,172
       UBS AG Stamford, senior note, 5.875%, 12/20/17 ................    United States        10,000,000                 9,628,740
       Wells Fargo & Co., senior note, 5.625%, 12/11/17 ..............    United States         5,000,000                 5,090,160
   (j) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual ..............    United States         8,000,000                 6,965,272
   (j) Wells Fargo Capital XV, pfd., 9.75%, Perpetual ................    United States         6,700,000                 6,822,972
                                                                                                                   ----------------
                                                                                                                         64,764,438
                                                                                                                   ----------------
       CAPITAL GOODS 1.2%
   (d) Allison Transmission Inc., senior note, 144A, 11.00%,
          11/01/15 ...................................................    United States         9,000,000                 8,235,000
       Case New Holland Inc., senior note, 7.125%, 3/01/14 ...........    United States         9,350,000                 8,835,750


                    28 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION       PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       CAPITAL GOODS (CONTINUED)
       L-3 Communications Corp., senior sub. note,
             5.875%, 1/15/15 .........................................    United States         4,500,000          $      4,286,250
             6.375%, 10/15/15 ........................................    United States         4,000,000                 3,860,000
   (d) New York City IDA, 144A, 11.00%, 3/1/29 .......................    United States         1,800,000                 1,875,384
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .......    United States        10,000,000                 8,750,000
       RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 .......    United States        10,000,000                 8,625,000
                                                                                                                   ----------------
                                                                                                                         44,467,384
                                                                                                                   ----------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.7%
       ARAMARK Corp., senior note, 8.50%, 2/01/15 ....................    United States        10,000,000                10,125,000
   (d) Casella Waste Systems Inc., senior secured note, 144A,
          11.00%, 7/15/14 ............................................    United States         4,050,000                 4,232,250
       Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ..........    United States         2,600,000                 2,652,000
       JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
          5/15/13 ....................................................    United States         5,000,000                 4,525,000
       JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ....    United States         4,000,000                 4,080,000
                                                                                                                   ----------------
                                                                                                                         25,614,250
                                                                                                                   ----------------
       CONSUMER DURABLES & APPAREL 0.9%
       D.R. Horton Inc., senior note, 6.50%, 4/15/16 .................    United States         7,500,000                 6,787,500
       Jarden Corp., senior sub. note, 7.50%, 5/01/17 ................    United States        10,000,000                 9,650,000
       Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ..........    United States         9,000,000                 9,090,000
       KB Home, senior note,
             6.25%, 6/15/15 ..........................................    United States         6,000,000                 5,460,000
             7.25%, 6/15/18 ..........................................    United States         1,000,000                   915,000
                                                                                                                   ----------------
                                                                                                                         31,902,500
                                                                                                                   ----------------
       CONSUMER SERVICES 1.8%
(d, g) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ................    United States         8,000,000                   280,000
   (d) Harrah's Operating Escrow, senior secured note, 144A, 11.25%,
          6/01/17 ....................................................    United States        12,000,000                12,210,000
       Host Hotels & Resorts LP, senior note,
             K, 7.125%, 11/01/13 .....................................    United States         6,900,000                 6,727,500
             M, 7.00%, 8/15/12 .......................................    United States         2,000,000                 1,990,000
             S, 6.875%, 11/01/14 .....................................    United States         1,000,000                   955,000
       MGM MIRAGE, senior note,
             6.625%, 7/15/15 .........................................    United States        13,000,000                 9,490,000
             7.50%, 6/01/16 ..........................................    United States         1,000,000                   735,000
       Pinnacle Entertainment Inc.,
(d, i)       senior note, 144A, 8.625%, 8/01/17 ......................    United States         5,000,000                 5,025,000
             senior sub. note, 8.25%, 3/15/12 ........................    United States         3,300,000                 3,316,500
             senior sub. note, 8.75%, 10/01/13 .......................    United States         4,200,000                 4,347,000
             senior sub. note, 7.50%, 6/15/15 ........................    United States         1,500,000                 1,338,750
       Royal Caribbean Cruises Ltd.,
             senior deb., 7.25%, 3/15/18 .............................    United States        10,000,000                 7,950,000
             senior note, 11.875%, 7/15/15 ...........................    United States         1,000,000                 1,035,000


                    Quarterly Statements of Investments | 29

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION       PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       CONSUMER SERVICES (CONTINUED)
       Starwood Hotels & Resorts Worldwide Inc., senior note, 6.75%,
          5/15/18 ....................................................    United States        10,000,000          $      9,792,033
   (g) Station Casinos Inc.,
             senior note, 6.00%, 4/01/12 .............................    United States         1,200,000                   366,000
             senior note, 7.75%, 8/15/16 .............................    United States         3,800,000                 1,159,000
             senior sub. note, 6.50%, 2/01/14 ........................    United States           500,000                    10,000
             senior sub. note, 6.875%, 3/01/16 .......................    United States         3,800,000                    76,000
                                                                                                                   ----------------
                                                                                                                         66,802,783
                                                                                                                   ----------------
       DIVERSIFIED FINANCIALS 4.4%
       American Express Co., senior note, 7.00%, 3/19/18 .............    United States         8,000,000                 8,235,272
       American Express Credit Corp., senior note, C, 7.30%,
          8/20/13 ....................................................    United States         4,000,000                 4,276,532
       Bank of America Corp.,
   (j)       pfd., sub. bond, M, 8.125%, Perpetual ...................    United States        14,000,000                11,994,080
             senior note, 5.65%, 5/01/18 .............................    United States         5,000,000                 4,783,580
   (i) Capital One Capital V, 10.25%, 8/15/39 ........................    United States         4,800,000                 4,895,501
       Capital One Financial Corp., senior note, 7.375%, 5/23/14 .....    United States         9,200,000                 9,991,982
       Citigroup Inc.,
             senior note, 6.125%, 11/21/17 ...........................    United States         5,000,000                 4,611,165
             senior note, 8.125%, 7/15/39 ............................    United States         5,000,000                 5,062,015
             sub. note, 5.00%, 9/15/14 ...............................    United States        13,500,000                12,106,125
       The Export-Import Bank of Korea, senior note, 8.125%,
          1/21/14 ....................................................     South Korea          7,905,000                 8,760,187
       General Electric Capital Corp., senior note, A, 8.50%,
          4/06/18 ....................................................    United States       170,000,000 MXN            10,846,620
   (d) GMAC LLC, senior note, 144A,
             7.25%, 3/02/11 ..........................................    United States         2,849,000                 2,713,673
             6.875%, 9/15/11 .........................................    United States         8,000,000                 7,460,000
             6.875%, 8/28/12 .........................................    United States         2,532,000                 2,316,780
       The Goldman Sachs Group Inc.,
             senior note, 6.00%, 5/01/14 .............................    United States           900,000                   977,047
             sub. note, 6.75%, 10/01/37 ..............................    United States        12,500,000                12,680,687
       JPMorgan Chase & Co.,
             6.00%, 1/15/18 ..........................................    United States         5,000,000                 5,310,750
   (j)       junior sub. note, 1, 7.90%, Perpetual ...................    United States         5,000,000                 4,766,890
       JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37 ........    United States        14,000,000                11,860,380
   (g) Lehman Brothers Holdings Inc., senior note, 6.20%,
          9/26/14 ....................................................    United States        16,000,000                 2,840,000
       Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17 .........    United States        10,000,000                 9,772,368
       Morgan Stanley, senior note,
             6.00%, 4/28/15 ..........................................    United States        12,000,000                12,450,024
             7.30%, 5/13/19 ..........................................    United States         3,000,000                 3,390,237
                                                                                                                   ----------------
                                                                                                                        162,101,895
                                                                                                                   ----------------
       ENERGY 5.4%
       Anadarko Petroleum Corp., senior note, 6.95%, 6/15/19 .........    United States         6,500,000                 7,154,752
   (d) Arch Coal Inc., senior note, 144A, 8.75%, 8/01/16 .............    United States         1,800,000                 1,827,000
       Berry Petroleum Co., senior note, 10.25%, 6/01/14 .............    United States         3,600,000                 3,780,000


                    30 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION      PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       ENERGY (CONTINUED)
       Bill Barrett Corp., senior note, 9.875%, 7/17/16 ..............    United States         1,700,000          $      1,780,750
       Canadian Natural Resources Ltd., 5.90%, 2/01/18 ...............        Canada           10,000,000                10,698,400
       Chesapeake Energy Corp., senior note,
             7.625%, 7/15/13 .........................................    United States         1,500,000                 1,511,250
             9.50%, 2/15/15 ..........................................    United States         1,000,000                 1,066,250
             6.625%, 1/15/16 .........................................    United States         3,500,000                 3,285,625
             6.25%, 1/15/18 ..........................................    United States         6,000,000                 5,370,000
             7.25%, 12/15/18 .........................................    United States         1,000,000                   945,000
       Compagnie Generale de Geophysique-Veritas, senior note,
             7.50%, 5/15/15 ..........................................        France            7,000,000                 6,755,000
             7.75%, 5/15/17 ..........................................        France            1,800,000                 1,732,500
   (d)       144A, 9.50%, 5/15/16 ....................................        France              600,000                   626,970
       Copano Energy LLC, senior note,
             8.125%, 3/01/16 .........................................    United States         8,000,000                 7,840,000
             7.75%, 6/01/18 ..........................................    United States         2,000,000                 1,890,000
       El Paso Corp., senior note, 12.00%, 12/12/13 ..................    United States         9,000,000                10,260,000
   (f) Enterprise Products Operating LLP, junior sub. note, FRN,
          7.034%, 1/15/68 ............................................    United States        10,000,000                 8,112,050
       Mariner Energy Inc., senior note,
             7.50%, 4/15/13 ..........................................    United States         9,000,000                 8,595,000
             11.75%, 6/30/16 .........................................    United States           500,000                   526,875
       MarkWest Energy Partners LP, senior note,
             6.875%, 11/01/14 ........................................    United States         8,000,000                 7,160,000
             8.75%, 4/15/18 ..........................................    United States           800,000                   748,000
   (d)       144A, 6.875%, 11/01/14 ..................................    United States           700,000                   619,500
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 .........    United States         8,800,000                 8,932,000
   (d) Petrohawk Energy Corp., senior note, 144A, 10.50%, 8/01/14 ....    United States         9,000,000                 9,675,000
   (d) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 .....     Switzerland          8,000,000                 7,165,780
       Plains Exploration & Production Co., senior note,
             10.00%, 3/01/16 .........................................    United States         1,000,000                 1,086,250
             7.625%, 6/01/18 .........................................    United States         9,000,000                 8,752,500
       Quicksilver Resources Inc., senior note,
             8.25%, 8/01/15 ..........................................    United States         9,000,000                 8,685,000
             11.75%, 1/01/16 .........................................    United States           500,000                   550,625
   (d) SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18 ......    United States        10,000,000                 9,150,000
       Smith International Inc., senior note, 9.75%, 3/15/19 .........    United States        10,000,000                12,130,680
       Tesoro Corp., senior note,
             6.25%, 11/01/12 .........................................    United States           500,000                   485,000
             6.50%, 6/01/17 ..........................................    United States        10,000,000                 8,800,000
       Weatherford International Ltd., senior note,
             6.00%, 3/15/18 ..........................................    United States         8,000,000                 8,158,232
             9.625%, 3/01/19 .........................................    United States         2,000,000                 2,487,992
       The Williams Cos. Inc., senior note,
             7.625%, 7/15/19 .........................................    United States         4,000,000                 4,287,520
             7.875%, 9/01/21 .........................................    United States         4,400,000                 4,794,486
             8.75%, 3/15/32 ..........................................    United States         1,300,000                 1,469,594
   (d) Woodside Finance Ltd., 144A, 8.75%, 3/01/19 ...................      Australia          10,000,000                11,503,200
                                                                                                                   ----------------
                                                                                                                        200,398,781
                                                                                                                   ----------------

                    Quarterly Statements of Investments | 31

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION      PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       FOOD & STAPLES RETAILING 0.8%
(d, i) Duane Reade Inc., senior secured note, 144A, 11.75%, 8/01/15 ..    United States         3,250,000          $      3,166,052
       The Kroger Co.,
             6.15%, 1/15/20 ..........................................    United States         7,500,000                 8,034,000
             senior note, 7.50%, 1/15/14 .............................    United States         2,500,000                 2,851,338
   (d) Rite Aid Corp., senior secured note, 144A, 9.75%, 6/12/16 .....    United States         6,100,000                 6,466,000
       SUPERVALU Inc., senior note, 8.00%, 5/01/16 ...................    United States        10,000,000                 9,975,000
                                                                                                                   ----------------
                                                                                                                         30,492,390
                                                                                                                   ----------------
       FOOD, BEVERAGE & TOBACCO 2.1%
       Altria Group Inc.,
             senior bond, 9.25%, 8/06/19 .............................    United States         3,300,000                 3,958,489
             senior note, 9.70%, 11/10/18 ............................    United States         8,000,000                 9,756,200
   (d) Anheuser-Busch InBev NV, senior note, 144A, 7.75%, 1/15/19 ....    United States        12,000,000                14,059,560
   (d) BAT International Finance PLC, senior note, 144A, 9.50%,
          11/15/18 ...................................................   United Kingdom         5,000,000                 6,248,750
   (d) Cargill Inc.,
             144A, 5.20%, 1/22/13 ....................................    United States           500,000                   523,091
             144A, 6.00%, 11/27/17 ...................................    United States         7,000,000                 7,322,931
             senior note, 144A, 7.35%, 3/06/19 .......................    United States         3,000,000                 3,313,659
       Dean Foods Inc., senior note, 7.00%, 6/01/16 ..................    United States         3,800,000                 3,600,500
   (d) Dole Food Co. Inc, senior note, 144A, 13.875%, 3/15/14 ........    United States         9,500,000                10,687,500
   (d) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14 ..............    United States         9,000,000                 9,157,500
   (d) Tyson Foods Inc., senior note, 144A, 10.50%, 3/01/14 ..........    United States         7,000,000                 7,805,000
                                                                                                                   ----------------
                                                                                                                         76,433,180
                                                                                                                   ----------------
       HEALTH CARE EQUIPMENT & SERVICES 3.3%
   (d) CareFusion Corp., senior note, 144A, 6.375%, 8/01/19 ..........    United States        12,000,000                12,698,796
       Coventry Health Care Inc., senior note,
             6.30%, 8/15/14 ..........................................    United States         5,200,000                 4,704,591
             5.95%, 3/15/17 ..........................................    United States         2,800,000                 2,359,185
       DaVita Inc., senior sub. note, 7.25%, 3/15/15 .................    United States        10,000,000                 9,850,000
       FMC Finance III SA, senior note, 6.875%, 7/15/17 ..............       Germany            7,500,000                 7,275,000
       Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11 ......       Germany            2,500,000                 2,593,750
   (d) Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15 ....       Germany            7,000,000                 7,595,000
       HCA Inc.,
             senior note, 6.50%, 2/15/16 .............................    United States         3,000,000                 2,677,500
             senior secured note, 9.125%, 11/15/14 ...................    United States        10,000,000                10,325,000
   (h)       senior secured note, PIK, 9.625%, 11/15/16 ..............    United States         4,207,000                 4,396,315
       Medco Health Solutions Inc., 7.125%, 3/15/18 ..................    United States        10,000,000                11,281,140
       Quest Diagnostics Inc., 6.40%, 7/01/17 ........................    United States         8,500,000                 8,947,729
   (d) Tenet Healthcare Corp.,
             senior note, 144A, 9.00%, 05/01/15 ......................    United States         2,500,000                 2,650,000
             senior note, 144A, 10.00%, 5/01/18 ......................    United States         3,000,000                 3,330,000
             senior secured note, 144A, 8.875%, 7/01/19 ..............    United States         4,500,000                 4,792,500
   (h) United Surgical Partners International Inc., senior sub. note,
          PIK, 9.25%, 5/01/17 ........................................    United States         9,000,000                 7,740,000


                    32 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION      PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
(f, h) US Oncology Holdings Inc., senior note, PIK, FRN, 6.904%,
          3/15/12 ....................................................    United States         9,434,000          $      8,066,070
   (d) US Oncology Inc., senior secured note, 144A, 9.125%, 8/15/17 ..    United States           800,000                   830,000
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14 ...................................................    United States        10,000,000                10,050,000
                                                                                                                   ----------------
                                                                                                                        122,162,576
                                                                                                                   ----------------
       INSURANCE 1.1%
       Aflac Inc., senior note, 8.50%, 5/15/19 .......................    United States        12,000,000                13,524,744
       Lincoln National Corp., senior note, 8.75%, 7/01/19 ...........    United States        12,000,000                13,250,676
(d, f) MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%,
          4/08/68 ....................................................    United States         1,900,000                 1,830,825
       MetLife Inc.,
             7.717%, 2/15/19 .........................................    United States         3,000,000                 3,403,440
   (f)       junior sub. note, FRN, 6.40%, 12/15/66 ..................    United States         8,000,000                 6,297,520
             senior note, A, 6.817%, 8/15/18 .........................    United States         2,000,000                 2,147,884
                                                                                                                   ----------------
                                                                                                                         40,455,089
                                                                                                                   ----------------
       MATERIALS 3.3%
   (d) Anglo American Capital PLC, senior note, 144A, 9.375%,
          4/08/14 ....................................................   United Kingdom         9,000,000                10,305,000
       ArcelorMittal, senior note, 9.85%, 6/01/19 ....................     Luxembourg          12,000,000                13,928,604
   (d) Clearwater Paper Corp., senior note, 144A, 10.625%, 6/15/16 ...    United States         7,950,000                 8,427,000
       Crown Americas Inc., senior note, 7.75%, 11/15/15 .............    United States         9,000,000                 9,180,000
   (d) Crown Americas LLC and Crown Americas Capital Corp. II,
          senior note, 144A, 7.625%, 5/15/17 .........................    United States           900,000                   920,250
       Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
          4/01/17 ....................................................    United States         9,000,000                 9,553,527
       Huntsman International LLC, senior sub. note, 7.875%,
          11/15/14 ...................................................    United States        10,000,000                 8,550,000
   (d) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
          2/15/16 ....................................................   United Kingdom         8,000,000                 3,360,000
   (d) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ........    United States         8,500,000                 6,587,500
       Nalco Co.,
   (d)       senior note, 144A, 8.25%, 5/15/17 .......................    United States         1,000,000                 1,045,000
             senior sub. note, 8.875%, 11/15/13 ......................    United States         9,000,000                 9,360,000
       NewPage Corp., senior secured note, 10.00%, 5/01/12 ...........    United States         9,000,000                 4,050,000
       Novelis Inc., senior note, 7.25%, 2/15/15 .....................       Canada             2,000,000                 1,640,000
       Owens-Brockway Glass Container Inc., senior note,
             6.75%, 12/01/14 .........................................    United States         8,000,000                 7,820,000
   (d)       144A, 7.375%, 5/15/16 ...................................    United States         1,000,000                   995,000
       Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ..............    United States         1,000,000                   990,000
       Solo Cup Co.,
   (d)       senior secured note, 144A, 10.50%, 11/01/13 .............    United States         1,700,000                 1,810,500
             senior sub. note, 8.50%, 2/15/14 ........................    United States         6,100,000                 5,352,750


                    Quarterly Statements of Investments | 33

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION       PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       MATERIALS (CONTINUED)
   (d) Teck Resources Ltd., senior secured note, 144A, 10.75%,
          5/15/19 ....................................................       Canada             7,300,000          $      8,531,875
   (d) Xstrata Finance Canada Ltd., 144A, 5.80%, 11/15/16 ............   United Kingdom        10,000,000                 9,600,820
                                                                                                                   ----------------
                                                                                                                        122,007,826
                                                                                                                   ----------------
       MEDIA 4.2%
   (d) British Sky Broadcasting Group PLC, senior note, 144A, 6.10%,
       2/15/18 .......................................................   United Kingdom        10,000,000                10,229,730
(g, k) CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ..........       Canada             7,500,000                 3,787,500
(g, k) CCH I LLC, senior secured note, 11.00%, 10/01/15 ..............    United States         4,000,000                   515,000
(g, k) CCH II LLC, senior note, 10.25%, 9/15/10 ......................    United States        10,000,000                10,750,000
(g, k) CCO Holdings LLC, senior note, 8.75%, 11/15/13 ................    United States         4,000,000                 4,010,000
       Comcast Corp., senior note, 6.30%, 11/15/17 ...................    United States        10,000,000                11,046,200
       CSC Holdings Inc.,
             senior deb., 7.625%, 7/15/18 ............................    United States         6,000,000                 5,880,000
             senior note, 6.75%, 4/15/12 .............................    United States           600,000                   600,000
   (d)       senior note, 144A, 8.50%, 4/15/14 .......................    United States         3,000,000                 3,105,000
(g, k) Dex Media Inc.,
             senior disc. note, 9.00%, 11/15/13 ......................    United States         2,000,000                   350,000
             senior note, B, 8.00%, 11/15/13 .........................    United States         6,000,000                 1,050,000
(g, k) Dex Media West Finance, senior sub. note, 9.875%,
          8/15/13 ....................................................    United States         4,000,000                   750,000
       DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16 ............    United States         7,500,000                 7,631,250
       EchoStar DBS Corp., senior note,
             6.375%, 10/01/11 ........................................    United States         5,500,000                 5,472,500
             7.125%, 2/01/16 .........................................    United States         5,000,000                 4,875,000
   (g) Idearc Inc., senior note, 8.00%, 11/15/16 .....................    United States         9,000,000                   438,750
       Lamar Media Corp.,
   (d)       senior note, 144A, 9.75%, 4/01/14 .......................    United States         1,000,000                 1,057,500
             senior sub. note, 7.25%, 1/01/13 ........................    United States         7,500,000                 7,275,000
             senior sub. note, B, 6.625%, 8/15/15 ....................    United States         1,500,000                 1,297,500
       Liberty Media Corp., senior note, 5.70%, 5/15/13 ..............    United States        10,000,000                 9,025,000
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ........    United States         9,000,000                 6,840,000
       Quebecor Media Inc., senior note, 7.75%, 3/15/16 ..............       Canada            10,000,000                 9,550,000
       Radio One Inc., senior sub. note, 6.375%, 2/15/13 .............    United States         8,000,000                 2,540,000
       Reed Elsevier PLC, senior note, 8.625%, 1/15/19 ...............   United Kingdom        10,000,000                12,108,860
       Time Warner Inc., 7.625%, 4/15/31 .............................    United States         9,000,000                 9,803,250
   (d) UPC Holding BV, senior note, 144A, 9.875%, 4/15/18 ............     Netherlands          2,500,000                 2,541,150
       Viacom Inc., senior note, 6.875%, 4/30/36 .....................    United States        12,000,000                12,621,948
   (d) WMG Acquisition Corp., senior secured note, 144A, 9.50%,
          6/15/16 ....................................................    United States         9,000,000                 9,585,000
                                                                                                                   ----------------
                                                                                                                        154,736,138
                                                                                                                   ----------------
       REAL ESTATE 0.6%
       ERP Operating LP, 5.75%, 6/15/17 ..............................    United States         3,300,000                 3,201,487
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ....    United States         6,600,000                 4,323,000
       Simon Property Group LP, senior note, 10.35%, 4/01/19 .........    United States        12,000,000                14,475,066
                                                                                                                   ----------------
                                                                                                                         21,999,553
                                                                                                                   ----------------


                    34 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION       PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       RETAILING 0.5%
       Dollar General Corp., senior note, 10.625%, 7/15/15 ...........    United States         9,000,000          $     10,080,000
       Michaels Stores Inc., senior note, 10.00%, 11/01/14 ...........    United States         9,000,000                 8,505,000
                                                                                                                   ----------------
                                                                                                                         18,585,000
                                                                                                                   ----------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
       Freescale Semiconductor Inc., senior note, 8.875%,
          12/15/14 ...................................................    United States         7,000,000                 4,725,000
                                                                                                                   ----------------
       SOFTWARE & SERVICES 0.4%
       SunGard Data Systems Inc.,
             senior note, 9.125%, 8/15/13 ............................    United States         6,000,000                 6,150,000
             senior sub. note, 10.25%, 8/15/15 .......................    United States         7,000,000                 7,210,000
                                                                                                                   ----------------
                                                                                                                         13,360,000
                                                                                                                   ----------------
       TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
   (i) Jabil Circuit Inc., senior note, 7.75%, 7/15/16 ...............    United States         1,700,000                 1,634,431
   (g) Nortel Networks Ltd., senior note, 10.75%, 7/15/16 ............        Canada            8,000,000                 3,540,000
       Sanmina-SCI Corp.,
(d, f)       senior note, 144A, FRN, 3.379%, 6/15/14 .................    United States         2,000,000                 1,750,000
             senior sub. note, 6.75%, 3/01/13 ........................    United States         4,300,000                 3,934,500
             senior sub. note, 8.125%, 3/01/16 .......................    United States         2,000,000                 1,780,000
       Xerox Corp., senior note, 8.25%, 5/15/14 ......................    United States         4,300,000                 4,693,364
                                                                                                                   ----------------
                                                                                                                         17,332,295
                                                                                                                   ----------------
       TELECOMMUNICATION SERVICES 3.0%
   (d) CC Holdings GS V LLC, senior secured note, 144A, 7.75%,
          5/01/17 ....................................................    United States         1,400,000                 1,435,000
       Crown Castle International Corp., senior note, 9.00%,
          1/15/15 ....................................................    United States         8,000,000                 8,490,000
   (d) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ........       Jamaica           10,000,000                 8,650,000
       Inmarsat Finance PLC, senior note, 10.375%, 11/15/12 ..........   United Kingdom        10,000,000                10,500,000
       Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16 ...........       Bermuda            3,500,000                 3,745,000
       Intelsat Subsidiary Holding Co. Ltd., senior note, 8.50%,
          1/15/13 ....................................................       Bermuda           10,000,000                10,150,000
       MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ..........    United States        10,000,000                10,400,000
       Millicom International Cellular SA, senior note, 10.00%,
          12/01/13 ...................................................      Luxembourg          9,000,000                 9,405,000
       Qwest Communications International Inc., senior note, 7.50%,
          2/15/14 ....................................................    United States         7,500,000                 7,368,750
   (d) Qwest Corp., senior note, 144A, 8.375%, 5/01/16 ...............    United States         3,900,000                 4,017,000
   (d) SBA Telecommunications Inc., senior note, 144A, 8.25%,
          8/15/19 ....................................................    United States         3,900,000                 3,978,000
       Telecom Italia Capital, senior note, 6.999%, 6/04/18 ..........        Italy             1,500,000                 1,660,443
       Telecom Italia Capital SA, senior note,
             4.95%, 9/30/14 ..........................................        Italy             9,000,000                 9,115,735
             7.175%, 6/18/19 .........................................        Italy             2,000,000                 2,169,085
       Verizon New York Inc., senior deb.,
             A, 6.875%, 4/01/12 ......................................    United States         5,000,000                 5,388,490
             B, 7.375%, 4/01/32 ......................................    United States         1,500,000                 1,593,540


                    Quarterly Statements of Investments | 35

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION       PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       TELECOMMUNICATION SERVICES (CONTINUED)
   (d) Wind Acquisition Finance SA, senior note, 144A,
             10.75%, 12/01/15 ........................................        Italy            10,000,000          $     10,650,000
             11.75%, 7/15/17 .........................................      Luxembourg            900,000                   918,000
                                                                                                                   ----------------
                                                                                                                        109,634,043
                                                                                                                   ----------------
       TRANSPORTATION 0.2%
   (d) Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 ............   United Kingdom         9,000,000                 6,705,000
                                                                                                                   ----------------
       UTILITIES 4.0%
       The AES Corp., senior note, 8.00%,
             10/15/17 ................................................    United States         8,000,000                 7,880,000
             6/01/20 .................................................    United States         2,000,000                 1,920,000
       Ameren Corp., senior note, 8.875%, 5/15/14 ....................    United States        10,000,000                10,721,370
       CenterPoint Energy Inc., senior note,
             6.125%, 11/01/17 ........................................    United States         7,500,000                 7,342,838
             6.50%, 5/01/18 ..........................................    United States         1,500,000                 1,427,424
   (d) Centrais Eletricas Brasileiras SA, senior note, 144A, 6.875%,
          7/30/09 ....................................................        Brazil           12,000,000                12,405,218
       CMS Energy Corp., senior note, 8.75%, 6/15/19 .................    United States         5,400,000                 5,706,266
       Dominion Resources Inc., 6.40%, 6/15/18 .......................    United States         8,000,000                 8,820,368
       Duke Energy Corp., senior note, 6.30%, 2/01/14 ................    United States        10,000,000                11,016,280
       Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ............    United States        10,000,000                 8,750,000
       Edison Mission Energy, senior note, 7.00%, 5/15/17 ............    United States         8,000,000                 6,410,000
   (d) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ........     Netherlands         10,000,000                 9,900,000
       Mirant North America LLC, senior note, 7.375%, 12/31/13 .......    United States        10,000,000                 9,925,000
       NRG Energy Inc., senior note,
             7.25%, 2/01/14 ..........................................    United States         2,500,000                 2,462,500
             7.375%, 2/01/16 .........................................    United States         7,000,000                 6,790,000
             7.375%, 1/15/17 .........................................    United States         2,500,000                 2,418,750
       PG&E Corp., senior note, 5.75%, 4/01/14 .......................    United States        10,000,000                10,929,200
       Sempra Energy, senior note, 9.80%, 2/15/19 ....................    United States         9,450,000                12,062,830
       Texas Competitive Electric Holdings Co. LLC, senior note, A,
          10.25%, 11/01/15 ...........................................    United States        16,000,000                12,640,000
                                                                                                                   ----------------
                                                                                                                        149,528,044
                                                                                                                   ----------------
       TOTAL CORPORATE BONDS (COST $1,491,790,783)                                                                    1,507,108,585
                                                                                                                   ----------------
       CONVERTIBLE BONDS (COST $5,295,410) 0.1%
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.1%
       Mylan Inc., cvt., senior note, 1.25%, 3/15/12 .................    United States         6,000,000                 5,415,000
                                                                                                                   ----------------
       ASSET-BACKED SECURITIES AND COMMERCIAL
       MORTGAGE-BACKED SECURITIES 6.7%
       BANKS 4.0%
   (f) Banc of America Commercial Mortgage Inc., 2005-6, A4, FRN,
          5.351%, 9/10/47 ............................................    United States         8,000,000                 7,809,894
   (f) Citibank Credit Card Issuance Trust, 2005-A3, A3, FRN,
          0.355%, 4/24/14 ............................................    United States        13,000,000                12,655,326


                    36 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION      PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       ASSET-BACKED SECURITIES AND COMMERCIAL
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       BANKS (CONTINUED)
       Citigroup/Deutsche Bank Commercial Mortgage Trust,
   (f)       2005-CD1, A4, FRN, 5.399%, 7/15/44 ......................    United States         8,940,000          $      8,844,322
             2006-CD3, A5, 5.617%, 10/15/48 ..........................    United States        22,000,000                19,043,292
       Countrywide Asset-Backed Certificates,
             2004-7, AF4, 4.774%, 8/25/32 ............................    United States           114,310                   113,692
             2005-11, AF4, 5.21%, 3/25/34 ............................    United States         2,800,000                 1,133,141
       GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
          1/10/38 ....................................................    United States         1,827,831                 1,835,851
       Greenwich Capital Commercial Funding Corp.,
             2004-GG1, A7, 5.317%, 6/10/36 ...........................    United States        15,546,036                15,531,469
             2005-GG5, A5, 5.224%, 4/10/37 ...........................    United States        20,380,000                17,728,154
   (f)       2006-GG7, A4, FRN, 6.116%, 7/10/38 ......................    United States        12,000,000                10,384,740
       GS Mortgage Securities Corp. II,
             2003-C1, A3, 4.608%, 1/10/40 ............................    United States         3,965,000                 3,996,779
   (f)       2006-GG6, A4, FRN, 5.553%, 4/10/38 ......................    United States        10,000,000                 8,678,881
             2006-GG8, A4, 5.56%, 11/10/39 ...........................    United States         5,000,000                 4,645,148
       LB-UBS Commercial Mortgage Trust,
   (f)       2002-C2, A4, FRN, 5.594%, 6/15/31 .......................    United States         5,000,000                 5,178,566
             2006-C1, A4, 5.156%, 2/15/31 ............................    United States        13,250,000                12,012,671
   (f) Morgan Stanley Capital I Trust, 2004-IQ7, A4, FRN, 5.538%,
          6/15/38 ....................................................    United States         7,000,000                 6,643,428
(d, f) Schiller Park CLO Ltd., 2007-1A, A2, 144A, FRN, 0.744%,
          4/25/21 ....................................................    United States        12,300,000                 9,340,005
                                                                                                                   ----------------
                                                                                                                        145,575,359
                                                                                                                   ----------------
       DIVERSIFIED FINANCIALS 2.7%
   (f) Advanta Business Card Master Trust, 2007-A4, A4, FRN,
          0.319%, 4/22/13 ............................................    United States        11,204,737                10,312,535
   (f) American Express Credit Account Master Trust,
             2004-4, A, FRN, 0.378%, 3/15/12 .........................    United States         3,000,000                 2,999,525
             2008-1, A, FRN, 0.738%, 8/15/13 .........................    United States         8,200,000                 8,101,715
   (f) Chase Issuance Trust,
             2005-A9, A9, FRN, 0.308%, 11/15/11 ......................    United States         2,000,000                 1,999,097
             2007-A9, A9, FRN, 0.318%, 6/16/14 .......................    United States        12,000,000                11,678,767
             sub. note, 2006-A7, A, FRN, 0.298%, 2/15/13 .............    United States         4,000,000                 3,953,000
       Citigroup Commercial Mortgage Trust,
   (f)       2007-C6, AM, FRN, 5.888%, 6/10/17 .......................    United States         3,500,000                 2,055,929
             2008-C7, A4, 6.299%, 12/10/49 ...........................    United States        19,150,000                16,795,942
       JPMorgan Chase Commercial Mortgage Securities Corp.,
   (f)       2004-CB9, A4, FRN, 5.558%, 6/12/41 ......................    United States         8,871,306                 8,552,150
             2004-LN2, A2, 5.115%, 7/15/41 ...........................    United States           807,292                   752,128
             2005-LDP2, AM, 4.78%, 7/15/42 ...........................    United States         2,200,000                 1,654,276
   (f)       2005-LDP5, A4, FRN, 5.344%, 12/15/44 ....................    United States        11,700,000                11,417,053
   (d) Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%,
          12/25/24 ...................................................    United States               120                       120


                    Quarterly Statements of Investments | 37

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION      PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       ASSET-BACKED SECURITIES AND COMMERCIAL
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       DIVERSIFIED FINANCIALS (CONTINUED)
   (f) MBNA Credit Card Master Note Trust, 2005-A4, A4, FRN,
          0.328%, 11/15/12 ...........................................    United States         6,000,000          $      5,939,632
   (f) MBNA Master Credit Card Trust II, 1997-B, A, FRN, 0.448%,
          8/15/14 ....................................................    United States        15,000,000                14,386,437
       Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%,
          4/25/32 ....................................................    United States           198,458                   172,130
                                                                                                                   ----------------
                                                                                                                        100,770,436
                                                                                                                   ----------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
          MORTGAGE-BACKED SECURITIES (COST $256,512,860) .............                                                  246,345,795
                                                                                                                   ----------------
       MORTGAGE-BACKED SECURITIES 9.2%
   (f) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE
          RATE 0.0%(c)
       FHLMC, 4.057%, 1/01/33 ........................................    United States           280,942                   283,410
                                                                                                                   ----------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 3.5%
       FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 .................    United States         4,848,202                 5,025,316
       FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22 .................    United States        10,124,121                10,574,607
       FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19 ..................    United States           792,560                   836,240
       FHLMC Gold 15 Year, 6.50%, 4/01/11 ............................    United States               245                       261
       FHLMC Gold 15 Year, 7.00%, 9/01/11 ............................    United States               333                       349
       FHLMC Gold 30 Year, 5.00%, 3/01/34 - 9/01/38 ..................    United States        30,982,464                31,753,368
       FHLMC Gold 30 Year, 5.50%, 6/01/33 - 7/01/38 ..................    United States        24,838,962                25,778,466
       FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/38 ..................    United States        28,858,543                30,309,656
       FHLMC Gold 30 Year, 6.50%, 10/01/21 - 8/01/38 .................    United States        22,058,561                23,563,641
       FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32 ..................    United States           205,178                   224,486
       FHLMC Gold 30 Year, 7.50%, 4/01/24 - 1/01/31 ..................    United States            34,774                    38,838
       FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26 .................    United States               787                       890
       FHLMC Gold 30 Year, 9.00%, 12/01/24 ...........................    United States               333                       381
                                                                                                                   ----------------
                                                                                                                        128,106,499
                                                                                                                   ----------------
   (f) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE
          RATE 0.0%(c)
       FNMA, 4.592%, 4/01/20 .........................................    United States           252,257                   256,062
       FNMA, 4.634%, 12/01/34 ........................................    United States         1,236,212                 1,267,380
                                                                                                                   ----------------
                                                                                                                          1,523,442
                                                                                                                   ----------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 5.4%
       FNMA 15 Year, 4.50%, 3/01/20 ..................................    United States         1,045,177                 1,084,490
       FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18 ........................    United States         1,381,736                 1,453,257
       FNMA 15 Year, 5.50%, 3/01/14 - 4/01/21 ........................    United States         4,762,268                 5,002,322
       FNMA 15 Year, 6.00%, 4/01/13 - 10/01/16 .......................    United States           155,165                   165,659
       FNMA 15 Year, 6.50%, 4/01/11 - 6/01/13 ........................    United States            11,557                    12,330
       FNMA 15 Year, 7.50%, 10/01/14 .................................    United States            12,639                    13,716
       FNMA 30 Year, 4.50%, 4/01/39 ..................................    United States        22,245,055                22,365,179
       FNMA 30 Year, 5.00%, 4/01/34 - 6/01/38 ........................    United States        50,616,039                51,871,175
       FNMA 30 Year, 5.50%, 9/01/33 - 6/01/37 ........................    United States        42,587,516                44,254,698


                    38 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION      PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE
          (CONTINUED)
       FNMA 30 Year, 6.00%, 6/01/34 - 11/01/37 .......................    United States        43,268,545          $     45,523,047
       FNMA 30 Year, 6.50%, 1/01/24 - 10/01/37 .......................    United States        26,833,016                28,755,476
       FNMA 30 Year, 7.50%, 12/01/28 - 10/01/29 ......................    United States            32,319                    35,965
       FNMA 30 Year, 8.00%, 1/01/25 - 6/01/26 ........................    United States            16,679                    18,839
       FNMA 30 Year, 8.50%, 7/01/25 ..................................    United States               720                       822
                                                                                                                   ----------------
                                                                                                                        200,556,975
                                                                                                                   ----------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED
          RATE 0.3%
       GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34 ...................    United States         1,207,307                 1,246,344
       GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36 ...................    United States         3,790,016                 3,964,058
       GNMA I SF 30 Year, 6.00%, 8/15/36 .............................    United States           553,417                   582,338
       GNMA I SF 30 Year, 6.50%, 3/15/24 - 3/15/32 ...................    United States           267,282                   288,927
       GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28 ..................    United States            52,197                    57,311
       GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27 ...................    United States            13,919                    15,548
       GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27 ...................    United States            13,086                    14,823
       GNMA I SF 30 Year, 8.50%, 8/15/24 .............................    United States               134                       153
       GNMA I SF 30 Year, 9.00%, 1/15/25 .............................    United States               467                       538
       GNMA I SF 30 Year, 9.50%, 6/15/25 .............................    United States               703                       813
       GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 .................    United States         1,738,960                 1,789,202
       GNMA II SF 30 Year, 5.50%, 6/20/34 ............................    United States           886,083                   923,806
       GNMA II SF 30 Year, 6.00%, 11/20/34 ...........................    United States           755,117                   793,287
       GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31 .................    United States           335,008                   361,982
       GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32 ..................    United States           187,728                   206,609
                                                                                                                   ----------------
                                                                                                                         10,245,739
                                                                                                                   ----------------
       TOTAL MORTGAGE-BACKED SECURITIES
          (COST $326,221,925) ........................................                                                  340,716,065
                                                                                                                   ----------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 9.1%
       FHLMC,
             2.125%, 3/23/12 .........................................    United States        11,000,000                11,131,307
             5.00%, 2/16/17 ..........................................    United States        11,000,000                12,090,122
             5.625%, 3/15/11 .........................................    United States        15,700,000                16,857,514
             senior note, 4.75%, 3/05/12 .............................    United States        22,000,000                23,759,230
       FNMA,
             1.375%, 4/28/11 .........................................    United States        15,500,000                15,579,716
             4.125%, 4/15/14 .........................................    United States         2,000,000                 2,127,144
       U.S. Treasury Bond,
             4.50%, 2/15/16 ..........................................    United States        13,100,000                14,284,122
             4.50%, 5/15/17 ..........................................    United States        33,000,000                35,838,528
             5.25%, 2/15/29 ..........................................    United States         1,750,000                 1,971,485
             6.25%, 8/15/23 ..........................................    United States         6,800,000                 8,335,318
             6.88%, 8/15/25 ..........................................    United States         1,000,000                 1,315,313
             7.125%, 2/15/23 .........................................    United States        10,200,000                13,400,250
             7.875%, 2/15/21 .........................................    United States         7,200,000                 9,821,254


                    Quarterly Statements of Investments | 39

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION      PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       U.S. Treasury Note,
             3.375%, 10/15/09 ........................................    United States           500,000          $        503,223
             3.375%, 6/30/13 .........................................    United States         2,000,000                 2,101,252
             3.50%, 12/15/09 .........................................    United States         4,500,000                 4,554,319
             4.00%, 8/31/09 ..........................................    United States         7,000,000                 7,021,602
             4.00%, 4/15/10 ..........................................    United States         1,100,000                 1,128,189
             4.00%, 11/15/12 .........................................    United States         1,850,000                 1,984,704
             4.125%, 8/15/10 .........................................    United States         2,900,000                 3,008,524
             4.25%, 8/15/13 ..........................................    United States         1,000,000                 1,083,907
             4.25%, 11/15/14 .........................................    United States           700,000                   756,274
             4.375%, 8/15/12 .........................................    United States         1,000,000                 1,082,579
             4.50%, 9/30/11 ..........................................    United States         2,500,000                 2,675,782
             4.625%, 2/15/17 .........................................    United States         9,400,000                10,293,009
             4.75%, 8/15/17 ..........................................    United States         7,000,000                 7,719,691
             4.875%, 7/31/11 .........................................    United States         7,250,000                 7,786,957
             5.00%, 8/15/11 ..........................................    United States         2,100,000                 2,265,869
   (l)       Index Linked, 1.625%, 1/15/15 ...........................    United States        24,637,413                24,575,820
   (l)       Index Linked, 1.875%, 7/15/15 ...........................    United States        20,887,837                21,155,452
   (l)       Index Linked, 2.00%, 1/15/14 ............................    United States        23,608,584                24,095,511
   (l)       Index Linked, 2.00%, 7/15/14 ............................    United States        12,251,829                12,519,838
   (l)       Index Linked, 2.00%, 1/15/16 ............................    United States        11,851,209                12,051,198
   (l)       Index Linked, 2.50%, 7/15/16 ............................    United States        20,647,543                21,699,287
                                                                                                                   ----------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $327,032,702) ........................................                                                  336,574,290
                                                                                                                   ----------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 18.0%
       Corporacion Andina De Fomento, 8.125%, 6/04/19 ................   Supranational(m)      11,440,000                12,620,608
   (d) Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19 ....................       United
                                                                          Arab Emirates         9,640,000                10,354,122
       European Investment Bank, senior note, 1612/37, 6.50%,
          9/10/14 ....................................................   Supranational(m)      12,905,000    NZD          8,859,296
       Government of Argentina, senior bond,
             amortization and cpn., 8/03/09 ..........................     Argentina          106,878,000                13,787,262
(f, n)       FRN, 1.683%, 8/03/12 ....................................     Argentina          106,878,000                27,895,158
       Government of Hungary,
             3.50%, 7/18/16 ..........................................      Hungary               180,000    EUR            216,475
             4.375%, 7/04/17 .........................................      Hungary               695,000    EUR            870,506
             5.75%, 6/11/18 ..........................................      Hungary               505,000    EUR            687,267
             senior note, 3.875%, 2/24/20 ............................      Hungary               290,000    EUR            323,834
       Government of Indonesia,
             FR10, 13.15%, 3/15/10 ...................................     Indonesia        7,125,000,000    IDR            746,600
             FR19, 14.25%, 6/15/13 ...................................     Indonesia       63,035,000,000    IDR          7,478,460
             FR20, 14.275%, 12/15/13 .................................     Indonesia       28,415,000,000    IDR          3,406,936
             FR26, 11.00%, 10/15/14 ..................................     Indonesia        4,500,000,000    IDR            489,672
             FR28, 10.00%, 7/15/17 ...................................     Indonesia       10,200,000,000    IDR          1,053,401
             FR34, 12.80%, 6/15/21 ...................................     Indonesia      108,710,000,000    IDR         12,661,845
             FR39, 11.75%, 8/15/23 ...................................     Indonesia       29,150,000,000    IDR          3,113,249
             FR42, 10.25%, 7/15/27 ...................................     Indonesia       86,000,000,000    IDR          8,101,759
   (i)       FR44, 10.00%, 9/15/24 ...................................     Indonesia       19,740,000,000    IDR          1,839,748


                    40 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION       PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       Government of Indonesia, (continued)
             FR47, 10.00%, 2/15/28 ...................................     Indonesia       28,000,000,000    IDR   $      2,567,256
   (d)       senior bond, 144A, 6.625%, 2/17/37 ......................     Indonesia              940,000                   819,305
   (d)       senior bond, 144A, 7.75%, 1/17/38 .......................     Indonesia           11,270,000                11,495,400
   (d)       senior bond, 144A, 8.50%, 10/12/35 ......................     Indonesia              945,000                 1,013,513
   (d)       senior note, 144A, 11.625%, 3/04/19 .....................     Indonesia            2,655,000                 3,580,931
   (o) Government of Iraq, Reg S, 5.80%, 1/15/28 .....................        Iraq              3,620,000                 2,431,916
       Government of Malaysia,
             3.461%, 7/31/13 .........................................      Malaysia           28,900,000    MYR          8,246,382
   (i)       3.756%, 4/28/11 .........................................      Malaysia          104,670,000    MYR         30,412,481
             3.833%, 9/28/11 .........................................      Malaysia            6,150,000    MYR          1,792,598
             4.24%, 2/07/18 ..........................................      Malaysia           64,800,000    MYR         18,517,145
       Government of Mexico,
             8.00%, 12/17/15 .........................................       Mexico               725,000(p) MXN          5,645,401
             10.00%, 12/05/24 ........................................       Mexico             4,035,000(p) MXN         34,737,104
       Government of Poland,
   (i)       4.75%, 4/25/12 ..........................................       Poland            29,300,000    PLN         10,023,785
             5.75%, 4/25/14 ..........................................       Poland            24,040,000    PLN          8,372,865
             5.75%, 9/23/22 ..........................................       Poland            38,200,000    PLN         12,659,684
             6.25%, 10/24/15 .........................................       Poland            44,475,000    PLN         15,845,261
             senior note, 6.375%, 7/15/19 ............................       Poland            18,000,000                19,159,200
   (d) Government of Qatar, senior note, 144A, 6.55%, 4/09/19 ........       Qatar              9,810,000                10,349,550
       Government of Russia,
   (d)       144A, 7.50%, 3/31/30 ....................................       Russia            60,190,080                60,788,971
   (o)       senior bond, Reg S, 7.50%, 3/31/30 ......................       Russia            10,656,000                10,762,027
       Government of South Africa,
             6.875%, 5/27/19 .........................................    South Africa         10,820,000                11,902,000
             senior note, 5.875%, 5/30/22 ............................    South Africa         13,645,000                13,662,056
       Government of Sweden,
             4.00%, 12/01/09 .........................................       Sweden           302,400,000    SEK         42,451,034
             5.25%, 3/15/11 ..........................................       Sweden            73,480,000    SEK         10,885,601
             5.50%, 10/08/12 .........................................       Sweden            24,960,000    SEK          3,830,125
       Government of Venezuela,
             10.75%, 9/19/13 .........................................     Venezuela            9,900,000                 8,464,500
   (o)       senior bond, Reg S, 5.375%, 8/07/10 .....................     Venezuela            7,755,000                 7,454,494
       KfW Bankengruppe, senior note, 6.50%, 11/15/11 ................      Germany            10,164,000    NZD          6,968,978
       Korea Development Bank, senior note, 8.00%, 1/23/14 ...........    South Korea          11,695,000                12,904,275
       Korea Treasury Bond,
   (i)       0400-1206, 4.00%, 6/10/12 ...............................    South Korea       5,733,710,000    KRW          4,667,744
             0475-1112, 4.75%, 12/10/11 ..............................    South Korea      24,468,700,000    KRW         20,299,045
   (i)       0525-1209, 5.25%, 9/10/12 ...............................    South Korea      21,000,000,000    KRW         17,527,812
             0525-1303, 5.25%, 3/10/13 ...............................    South Korea         767,400,000    KRW            641,183
             0525-2703, 5.25%, 3/10/27 ...............................    South Korea       1,273,740,000    KRW          1,006,790
             0550-1106, 5.50%, 6/10/11 ...............................    South Korea       7,842,350,000    KRW          6,604,324
             0550-1709, 5.50%, 9/10/17 ...............................    South Korea      12,874,390,000    KRW         10,679,372
             0575-1809, 5.75%, 9/10/18 ...............................    South Korea       3,500,000,000    KRW          2,958,426
             senior note, 7.125%, 4/16/19 ............................    South Korea          11,970,000                13,482,673
       New South Wales Treasury Corp., senior note, 5.50%,
          3/01/17 ....................................................     Australia           12,025,000    AUD          9,647,407


                    Quarterly Statements of Investments | 41

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION       PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       Nota Do Tesouro Nacional,
             10.082%, 1/01/12 ........................................       Brazil                 8,445(q) BRL   $      4,423,115
             10.082%, 1/01/14 ........................................       Brazil                 5,200(q) BRL          2,585,859
             10.082%, 1/01/17 ........................................       Brazil                60,650(q) BRL         28,373,187
   (r)       Index Linked, 6.00%, 5/15/15 ............................       Brazil                17,930(q) BRL         17,201,113
   (r)       Index Linked, 6.00%, 5/15/45 ............................       Brazil                 3,570(q) BRL          3,269,102
       Province of Manitoba, 6.375%, 9/01/15 .........................       Canada             3,000,000    NZD          1,919,963
       Province of Ontario, 6.25%, 6/16/15 ...........................       Canada             2,826,000    NZD          1,839,176
       Queensland Treasury Corp.,
             11, 6.00%, 6/14/11 ......................................      Australia           2,145,000    AUD          1,844,078
             13, 6.00%, 8/14/13 ......................................      Australia           2,045,000    AUD          1,733,787
             17, 6.00%, 9/14/17 ......................................      Australia           4,090,000    AUD          3,369,203
   (d)       144A, 7.125%, 9/18/17 ...................................      Australia          15,990,000    NZD         10,948,997
                                                                                                                   ----------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $658,799,724)                                                                                           667,272,392
                                                                                                                   ----------------
       MUNICIPAL BONDS 3.1%
       Bay Area Toll Authority Toll Bridge Revenue, San Francisco
          Bay Area, Refunding, Series F1, 5.00%, 4/01/39 .............    United States           880,000                   844,492
       California State GO,
             6.00%, 4/01/38 ..........................................    United States        20,000,000                20,679,200
             Refunding, 5.00%, 4/01/38 ...............................    United States        35,000,000                31,836,350
             Various Purpose, Refunding, 5.25%, 3/01/38 ..............    United States         7,220,000                 6,871,418
       Chicago Board of Education GO, Refunding, Series C,
          Assured Guaranty, 5.25%, 12/01/26 ..........................    United States         2,625,000                 2,802,240
       Chicago GO, Project and Refunding, Series A, FSA Insured,
          5.00%, 1/01/25 .............................................    United States           690,000                   706,670
       Clovis USD, GO, Capital Appreciation, Election of 2004,
          Series A,
             NATL Guarantee, zero cpn., 8/01/25 ......................    United States         7,720,000                 2,977,990
             NATL Guarantee, zero cpn., 8/01/26 ......................    United States         3,985,000                 1,420,533
             NATL Guarantee, zero cpn., 8/01/29 ......................    United States         5,315,000                 1,471,617
             FGIC Insured, zero cpn., 8/01/27 ........................    United States         5,315,000                 1,760,381
       District of Columbia University Revenue, Georgetown University,
          Refunding, Series D, BHAC Insured, 5.50%, 4/01/36 ..........    United States         2,240,000                 2,304,736
       Energy Northwest Electric Revenue, Columbia Generating Station,
          Refunding, Series A, 5.00%, 7/01/24 ........................    United States         2,240,000                 2,346,378
   (i) Indianapolis Local Public Improvement Bond Bank Revenue,
          Waterworks Project, Series A, Assured Guaranty, 5.50%,
             1/01/38 .................................................    United States         7,725,000                 7,647,827
       Kentucky State Municipal Power Agency Power System Revenue,
          Prairie State Project, Series A, BHAC Insured, 5.25%,
             9/01/42 .................................................    United States         3,470,000                 3,497,101
       Las Vegas Valley Water District GO, Refunding, Series A,
          MBIA Insured, 5.00%, 6/01/26 ...............................    United States           570,000                   578,293
       Lewisville ISD, GO, School Building, 5.00%, 8/15/26 ...........    United States           790,000                   834,746
       Los Angeles USD, GO, Series I, 5.00%,
             7/01/26 .................................................    United States           265,000                   265,808
             7/01/27 .................................................    United States           280,000                   278,351


                    42 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION      PRINCIPAL AMOUNT(e)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       Matanuska-Susitna Borough Lease Revenue, Goose Creek
          Correctional Center, Assured Guaranty,
             5.50%, 9/01/23 ..........................................    United States         2,320,000          $      2,579,654
             6.00%, 9/01/28 ..........................................    United States         2,900,000                 3,202,064
       MTA Revenue,
             Series B, Assured Guaranty, 5.25%, 11/15/20 .............    United States         1,120,000                 1,223,656
             Transportation, Series A, FSA Insured, 5.50%, 11/15/21 ..    United States         1,060,000                 1,178,137
       Metropolitan Water District of Southern California Waterworks
          Revenue, Series A, 5.00%, 7/01/37 ..........................    United States         2,140,000                 2,156,585
       Palomar Pomerado Health GO, Election of 2004, Series A, MBIA
          Insured, 5.125%, 8/01/37 ...................................    United States         3,015,000                 2,771,901
       Philadelphia GO, Series B, Assured Guaranty, 7.125%, 7/15/38 ..    United States         1,285,000                 1,375,078
       Placentia-Yorba Linda USD, GO, 2008 Election, Series A,
          5.25%, 8/01/32 .............................................    United States         3,480,000                 3,492,354
       Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
             8/01/27 .................................................    United States         1,025,000                   337,010
             8/01/30 .................................................    United States         1,025,000                   263,384
             8/01/32 .................................................    United States         1,280,000                   277,005
             8/01/33 .................................................    United States           675,000                   134,777
       Regional Transportation District Sales Tax Revenue, Fastracks
          Project, Series A, AMBAC Insured, 5.00%, 11/01/27 ..........    United States           850,000                   886,082
       San Bernardino Community College District GO, Election of
          2002, Series A,
             6.375%, 8/01/26 .........................................    United States           580,000                   656,920
             6.50%, 8/01/27 ..........................................    United States           840,000                   953,106
             6.50%, 8/01/28 ..........................................    United States           350,000                   394,660
             6.25%, 8/01/33 ..........................................    United States           870,000                   933,632
       San Mateo County Community College District GO, Election of
          2001, Series C, MBIA Insured, zero cpn.,
             9/01/30 .................................................    United States         2,475,000                   738,862
             3/01/31 .................................................    United States           675,000                   188,224
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS (COST $112,327,100) .....................                                                  112,867,222
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $3,582,079,339) ......................................                                                3,598,058,362
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS 4.2%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 0.3%
   (s) Egypt Treasury Bill, 8/11/09 -9/22/09 .........................        Egypt            22,650,000 EGP             4,027,117
       Government of Malaysia, 3.869%, 4/13/10 .......................      Malaysia           17,480,000 MYR             5,026,300
                                                                                                                   ----------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $9,084,053) ..........................................                                                    9,053,417
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
          (COST $3,591,163,392) ......................................                                                3,620,899,040
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 43

Franklin Strategic Series

                                                                            COUNTRY/
       FRANKLIN STRATEGIC INCOME FUND                                     ORGANIZATION            SHARES                 VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       SHORT TERM INVESTMENTS (CONTINUED)
       MONEY MARKET FUNDS (COST $144,339,893) 3.9%
   (t) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...    United States       144,339,893          $    144,339,893
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $3,735,503,285) 101.9% ................                                                3,765,238,934
       OTHER ASSETS, LESS LIABILITIES (1.9)% .........................                                                  (69,365,447)
                                                                                                                   ----------------
       NET ASSETS 100.0% .............................................                                             $  3,695,873,487
                                                                                                                   ================

See Abbreviations on page 56.

(a)  Non-income producing.

(b)  See Note 5 regarding restricted and illiquid securities.

(c)  Rounds to less than 0.1% of net assets.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2009, the aggregate value of these securities was $459,784,584, representing 12.44% of net assets.

(e)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(f)  The coupon rate shown represents the rate at period end.

(g) Defaulted security or security for which income has been deemed uncollectible.

(h)  Income may be received in additional securities and/or cash.

(i) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(j)  Perpetual security with no stated maturity date.

(k)  See Note 7 regarding other considerations.

(l)  Principal amount of security is adjusted for inflation.

(m) A supranational organization is an entity formed by two or more central governments through international treaties.

(n) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(o) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2009, the aggregate value of these securities was $20,648,437, representing 0.56% of net assets.

(p)  Principal amount is stated in 100 Mexican Peso Units.

(q)  Principal amount is stated in 1000 Brazilian Real Units.

(r)  Redemption price at maturity is adjusted for inflation.

(s)  The security is traded on a discount basis with no stated coupon rate.

(t) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                    44 | Quarterly Statements of Investments

Franklin Strategic Series

FRANKLIN STRATEGIC INCOME FUND

At July 31, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

FORWARD EXCHANGE CONTRACTS

                                                                                   SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY                  COUNTERPARTY  TYPE       QUANTITY     CONTRACT AMOUNT*      DATE     APPRECIATION  DEPRECIATION
------------------------  ------------  ----  ---------------  ------------------  ----------  ------------  ------------
New Zealand Dollar .....      DBAB      Sell        2,601,679       1,453,912        8/03/09   $         --  $   (267,933)
New Zealand Dollar .....      BZWS      Sell        1,018,449         581,565        8/03/09             --       (92,466)
New Zealand Dollar .....      BZWS      Buy         1,018,449         670,037        8/03/09          3,993            --
New Zealand Dollar .....      DBAB      Buy         2,601,679       1,713,206        8/03/09          8,639            --
Brazilian Real .........      DBAB      Sell       11,270,000       4,997,561        8/04/09             --    (1,041,557)
Indonesian Rupiah ......      HSBC      Buy   204,079,388,412      30,299,970 NZD    8/04/09        493,064            --
Indonesian Rupiah ......      HSBC      Sell  204,079,388,412      31,310,700 NZD    8/04/09        284,308            --
New Zealand Dollar .....      CITI      Sell        2,583,681       1,453,912        8/04/09             --      (255,910)
New Zealand Dollar .....      BZWS      Sell        1,026,315         577,097        8/04/09             --      (102,095)
New Zealand Dollar .....      DBAB      Sell        1,030,760         581,565        8/04/09             --      (100,569)
New Zealand Dollar .....      BZWS      Buy         1,026,315         675,213        8/04/09          3,980            --
New Zealand Dollar .....      DBAB      Buy         1,030,760         674,941        8/04/09          7,192            --
New Zealand Dollar .....      DBAB      Sell        1,532,902         865,645        8/05/09             --      (148,729)
New Zealand Dollar .....      CITI      Sell        2,023,648       1,154,194        8/06/09             --      (184,837)
New Zealand Dollar .....      FBCO      Sell        1,009,952         577,097        8/06/09             --       (91,180)
New Zealand Dollar .....      DBAB      Sell        2,005,773       1,147,242        8/07/09             --      (179,874)
New Zealand Dollar .....      CITI      Sell        1,996,763       1,147,242        8/07/09             --      (173,913)
New Zealand Dollar .....      FBCO      Sell        1,973,988       1,147,242        8/07/09             --      (158,843)
New Zealand Dollar .....      FBCO      Sell          988,968         573,621        8/10/09             --       (80,600)
New Zealand Dollar .....      FBCO      Sell          988,482         573,621        8/11/09             --       (80,236)
New Zealand Dollar .....      DBAB      Sell        5,050,133       2,976,296        8/12/09             --      (364,029)
Russian Ruble ..........      DBAB      Buy        98,105,572       5,846,578 NZD    8/12/09             --      (751,796)
New Zealand Dollar .....      DBAB      Sell        5,487,492  66,500,169,499 VND    8/14/09         94,451            --
Russian Ruble ..........      DBAB      Buy        97,208,161       5,808,327 NZD    8/14/09             --      (755,963)
New Zealand Dollar .....      FBCO      Sell        4,934,741       2,976,438        8/24/09             --      (285,015)
New Zealand Dollar .....      DBAB      Sell        4,911,000       2,969,829        8/26/09             --      (275,511)
South Korean Won .......      JPHQ      Buy     5,415,120,000       4,497,384 CHF    8/28/09        218,816            --
South Korean Won .......      JPHQ      Sell    5,415,120,000       5,385,446 CHF    8/28/09        612,300            --
Russian Ruble ..........      DBAB      Buy        48,366,965       2,908,311 NZD    9/15/09             --      (396,121)
Mexican Peso ...........      DBAB      Sell       35,638,464      85,218,696 RUB    9/17/09          1,768            --
United States Dollar ...      UBSW      Buy        20,000,000      14,359,254 EUR    9/17/09             --      (468,207)
Chinese Yuan ...........      HSBC      Buy       102,616,000      14,958,601        9/23/09         76,490            --
Russian Ruble ..........      BZWS      Buy        85,937,019       4,088,221 AUD    9/24/09             --      (702,770)
Russian Ruble ..........      BZWS      Buy       132,105,686       6,349,870 AUD    9/28/09             --    (1,137,265)
Vietnamese Dong ........      HSBC      Buy    32,917,966,021       2,673,084 AUD   10/07/09             --      (399,425)
Chinese Yuan ...........      HSBC      Buy        10,867,913       2,348,144 AUD   10/13/09             --      (359,183)
Chinese Yuan ...........      HSBC      Buy        11,141,998       2,365,951 AUD   10/19/09             --      (332,774)
Chinese Yuan ...........      HSBC      Buy        19,992,188       2,890,297       10/23/09         39,862            --
Chinese Yuan ...........      HSBC      Buy        33,924,068       4,878,259       10/26/09         93,976            --
Chinese Yuan ...........      HSBC      Buy        20,270,115       2,893,664       10/27/09         77,347            --
Swiss Franc ............      UBSW      Buy        23,100,000      15,594,937 EUR   10/27/09             --      (596,163)
Swiss Franc ............      UBSW      Sell       23,100,000      15,631,344 EUR   10/27/09        648,058            --


                    Quarterly Statements of Investments | 45

Franklin Strategic Series

FRANKLIN STRATEGIC INCOME FUND

FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                                   SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY                  COUNTERPARTY  TYPE       QUANTITY     CONTRACT AMOUNT*      DATE     APPRECIATION  DEPRECIATION
------------------------  ------------  ----  ---------------  ------------------  ----------  ------------  ------------
New Zealand Dollar .....      CITI      Sell        4,842,580       2,976,438       11/30/09   $         --  $   (204,136)
New Zealand Dollar .....      UBSW      Sell        1,573,470         965,560       11/30/09             --       (67,885)
New Zealand Dollar .....      DBAB      Sell        1,563,991         962,402       11/30/09             --       (64,817)
Euro ...................      UBSW      Sell        5,950,000       8,287,160       12/01/09             --      (194,334)
Mexican Peso ...........      CITI      Sell       12,522,000         924,303       12/01/09             --        (7,678)
New Zealand Dollar .....      DBAB      Sell        3,669,964       2,232,329       12/02/09             --      (177,771)
New Zealand Dollar .....      BZWS      Sell        2,608,522       1,612,067       12/02/09             --      (100,974)
New Zealand Dollar .....      FBCO      Sell        1,211,093         749,025       12/02/09             --       (46,312)
Euro ...................      CITI      Sell       10,316,000      14,448,899       12/16/09             --      (256,432)
Euro ...................      UBSW      Sell        3,226,000       4,517,755       12/16/09             --       (80,868)
Mexican Peso ...........      DBAB      Sell       96,600,000       7,002,791       12/17/09             --      (170,368)
Mexican Peso ...........      DBAB      Sell       85,260,000       6,295,503        1/04/10             --       (19,248)
Euro ...................      DBAB      Sell        7,289,000       9,902,107        1/12/10             --      (488,621)
United States Dollar ...      JPHQ      Buy         5,000,000       3,585,129 EUR    1/13/10             -       (110,734)
Euro ...................      BZWS      Sell        7,281,540      10,271,850        1/20/10             --      (108,346)
Mexican Peso ...........      CITI      Sell       12,642,000         927,377        1/29/10             --        (5,609)
New Zealand Dollar .....      UBSW      Sell        1,052,968         685,377        1/29/10             --        (3,565)
Euro ...................      DBAB      Sell        9,257,000      13,101,988        2/04/10             --      (247,281)
Singapore Dollar .......      HSBC      Sell       22,605,000      15,000,000        2/17/10             --      (696,377)
Singapore Dollar .......      BZWS      Sell       22,582,500      15,000,000        2/17/10             --      (680,754)
Singapore Dollar .......      UBSW      Sell        3,797,000       2,499,918        3/23/10             --      (136,655)
Indian Rupee ...........      DBAB      Buy        59,919,000       1,157,989        4/09/10         73,531            --
Indian Rupee ...........      DBAB      Buy       128,487,000       2,481,402        4/12/10        158,923            --
Indian Rupee ...........      JPHQ      Buy        86,303,000       1,654,265        4/13/10        119,099            --
Indian Rupee ...........      JPHQ      Buy        84,715,000       1,654,267        4/15/10         86,256            --
Indian Rupee ...........      DBAB      Buy        29,785,000         580,604        4/19/10         31,199            --
Indian Rupee ...........      JPHQ      Buy        42,318,000         829,439        4/19/10         39,800            --
Indian Rupee ...........      DBAB      Buy        60,176,000       1,161,219        4/26/10         74,312            --
Chilean Peso ...........      JPHQ      Buy       937,202,000       1,601,644        4/27/10        140,043            --
Chilean Peso ...........      CITI      Buy       940,566,000       1,601,645        4/27/10        146,294            --
Indian Rupee ...........      JPHQ      Buy         8,585,000         165,894        4/27/10         10,363            --
Chilean Peso ...........      UBSW      Buy       189,154,000         320,329        4/28/10         31,193            --
Chilean Peso ...........      CITI      Buy     1,510,671,000       2,562,631        4/28/10        244,781            --
Indian Rupee ...........      JPHQ      Buy        42,592,000         829,445        4/28/10         44,952            --
Indian Rupee ...........      JPHQ      Buy        42,633,000         829,436        4/30/10         45,707            --
Indian Rupee ...........      DBAB      Buy        81,531,000       1,661,220        6/01/10          9,469            --
Indian Rupee ...........      HSBC      Buy         2,417,000          49,835        6/02/10             --          (310)
Indian Rupee ...........      HSBC      Buy        11,961,000         249,188        6/03/10             --        (4,116)
Indian Rupee ...........      HSBC      Buy        79,838,000       1,661,215        6/04/10             --       (25,487)
Indian Rupee ...........      DBAB      Buy        39,919,000         830,608        6/07/10             --       (12,877)
Indian Rupee ...........      DBAB      Buy        20,136,000         417,759        6/08/10             --        (5,301)
Indian Rupee ...........      HSBC      Buy        16,031,000         332,249        6/08/10             --        (3,876)
Indian Rupee ...........      DBAB      Buy        16,259,000         334,203        6/10/10             --        (1,197)


                    46 | Quarterly Statements of Investments

Franklin Strategic Series

FRANKLIN STRATEGIC INCOME FUND

FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                                   SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY                  COUNTERPARTY  TYPE       QUANTITY     CONTRACT AMOUNT*      DATE     APPRECIATION  DEPRECIATION
------------------------  ------------  ----  ---------------  ------------------  ----------  ------------  ------------
Indian Rupee ...........      BZWS      Buy        24,313,000         501,299        6/11/10   $         --  $     (3,362)
Indian Rupee ...........      HSBC      Buy        16,292,000         334,195        6/11/10             --          (530)
Indian Rupee ...........      DBAB      Buy        40,697,000         835,496        6/16/10             --        (2,238)
Indian Rupee ...........      DBAB      Buy        37,071,000         751,947        6/21/10          6,862            --
Euro ...................      UBSW      Sell        9,972,000      13,906,353        6/29/10             --      (324,517)
New Zealand Dollar .....      DBAB      Sell       29,251,645      18,000,000        7/06/10             --      (940,507)
New Zealand Dollar .....      DBAB      Sell        2,611,615       1,680,574        7/30/10             --        (7,604)
New Zealand Dollar .....      DBAB      Sell        2,601,679       1,671,189        8/03/10             --       (10,095)
New Zealand Dollar .....      BZWS      Sell        1,018,449         653,844        8/03/10             --        (4,308)
New Zealand Dollar .....      DBAB      Sell        1,030,760         658,552        8/04/10             --        (7,509)
New Zealand Dollar .....      BZWS      Sell        1,026,315         658,894        8/04/10             --        (4,295)
                                                                                               ------------  ------------
Unrealized appreciation (depreciation) ......................................................     3,927,028   (15,009,858)
                                                                                               ------------  ------------
    Net unrealized appreciation (depreciation) ..............................................                $(11,082,830)
                                                                                                             ============

*    In U.S. dollars unless otherwise indicated.

See Abbreviations on page 56.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 47

Franklin Strategic Series

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1.   ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of eight funds (Funds).

2.   SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value. Short term investments are valued at cost.

Corporate debt securities, government securities, municipal securities, mortgage backed securities, asset-backed securities, collateralized debt obligations and other debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange


                    48 | Quarterly Statements of Investments

Franklin Strategic Series

2.   SECURITY VALUATION (CONTINUED)

rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Funds' Board of Trustees.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3.   DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

Certain funds enter into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contacts, cash or securities may be required to be deposited as collateral.


                    Quarterly Statements of Investments | 49

Franklin Strategic Series

4.   INCOME TAXES

At July 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                    FRANKLIN         FRANKLIN        FRANKLIN     FRANKLIN GROWTH
                                  BIOTECHNOLOGY      FLEX CAP      FOCUSED CORE    OPPORTUNITIES
                                 DISCOVERY FUND     GROWTH FUND     EQUITY FUND         FUND
                                 --------------   --------------   ------------   ---------------
Cost of investments ..........   $  303,375,539   $2,329,229,895   $  7,090,629   $   308,430,123
                                 ==============   ==============   ============   ===============
Unrealized appreciation ......   $   73,390,773   $  421,137,913   $    870,037   $    73,485,595
Unrealized depreciation ......      (41,265,025)    (161,308,340)      (894,393)      (19,666,458)
                                 --------------   --------------   ------------   ---------------
Net unrealized appreciation
   (depreciation) ............   $   32,125,748   $  259,829,573   $    (24,356)  $    53,819,137
                                 ==============   ==============   ============   ===============

                                    FRANKLIN         FRANKLIN          FRANKLIN       FRANKLIN
                                     NATURAL         SMALL CAP      SMALL-MID CAP     STRATEGIC
                                 RESOURCES FUND     GROWTH FUND      GROWTH FUND     INCOME FUND
                                 --------------   --------------   --------------   -------------
Cost of investments ..........   $ 631,160,560    $  277,039,098   $3,046,823,835   $3,745,025,244
                                 =============    ==============   ==============   ==============
Unrealized appreciation ......   $ 115,399,339    $   62,178,214   $  694,463,285   $  187,342,755
Unrealized depreciation ......    (106,798,618)      (51,279,641)    (336,605,307)    (167,129,065)
                                 -------------    --------------   --------------   --------------
Net unrealized appreciation
   (depreciation) ............   $   8,600,721    $   10,898,573   $  357,857,978   $   20,213,690
                                 =============    ==============   ==============   ==============

5.   RESTRICTED SECURITIES

At July 31, 2009, the following funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

SHARES/WARRANTS/                                                          ACQUISITION
PRINCIPAL AMOUNT   ISSUER                                                     DATES        COST         VALUE
----------------   ----------------------------------------------------   -----------   ----------   -----------
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
1,500,000(a) CAD   ConjuChem Biotechnologies Inc.,
                      cvt., sub. note, 144A, 8.00%,
                      12/31/10 ........................................     12/12/07    $1,480,677   $   739,353
1,128,271          Fibrogen Inc., pfd., E .............................      5/19/00     5,065,937     5,223,895
1,006,900          Indevus Pharmaceuticals Inc., Escrow
                      Account .........................................      2/20/09     1,107,590     1,100,743
                                                                                                     -----------
                      TOTAL RESTRICTED SECURITIES (2.16% of Net Assets) ..........................   $ 7,063,991
                                                                                                     ===========
FRANKLIN FLEX CAP GROWTH FUND
   36,443          Anda Networks ......................................      3/24/00    $2,000,000   $    28,061
2,227,171          FibroGen Inc., pfd., E .............................      5/19/00     9,999,998    10,311,802
                                                                                                     -----------
                      TOTAL RESTRICTED SECURITIES (0.40% of Net Assets) ..........................   $10,339,863
                                                                                                     ===========


                    50 | Quarterly Statements of Investments

Franklin Strategic Series

5. RESTRICTED SECURITIES (CONTINUED)

SHARES/WARRANTS/                                                                   ACQUISITION
PRINCIPAL AMOUNT                            ISSUER                                     DATES          COST        VALUE
----------------   ----------------------------------------------------------   ----------------   ----------   --------
FRANKLIN GROWTH OPPORTUNITIES FUND
     374,806       Dilithium Networks Inc., depository
                      receipt, D, pfd., 144A, PIPES .........................        7/13/06       $  873,300   $333,577
      14,501       Dilithium Networks Inc., 11.00%,
                      12/31/09 ..............................................       10/30/08           14,501     14,501
      12,447       Dilithium Networks Inc., wts.,
                      12/31/09 ..............................................       10/30/08               --         --
                                                                                                                --------
                         TOTAL RESTRICTED SECURITIES (0.10% of Net Assets) ..                                   $348,078
                                                                                                                ========
FRANKLIN NATURAL RESOURCES FUND
     199,375       Energy Coal Resources, 144A ..............................   11/16/05-5/05/06   $  741,939   $     --
      29,847       Energy Coal Resources, 144A, pfd. ........................        3/17/09        2,376,164         --
                                                                                                                --------
                         TOTAL RESTRICTED SECURITIES (0.00% of Net Assets) ..                                   $     --
                                                                                                                ========
FRANKLIN SMALL-MID CAP GROWTH FUND
      91,107       Anda Networks ............................................        3/24/00       $5,000,000   $ 70,152
                                                                                                                ========
                         TOTAL RESTRICTED SECURITIES (0.00%(b) of Net Assets)
FRANKLIN STRATEGIC INCOME FUND
     516,372       Cambridge Industries Liquidating
                      Trust Interest ........................................        1/09/02       $       --   $     --
      64,666       VS Holdings Inc. .........................................       12/06/01           64,666         --
                                                                                                                --------
                         TOTAL RESTRICTED SECURITIES (0.00% of Net Assets) ..                                   $     --
                                                                                                                ========

(a) The fund also invests in unrestricted securities of the issuer, valued at $0 as of July 31, 2009.

(b)  Rounds to less than 0.01% of net assets.

See Abbreviations on page 56.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Small-Mid Cap Growth Fund for the three months ended July 31, 2009, were as shown below.

                                       NUMBER OF                              NUMBER OF
                                      SHARES HELD                            SHARES HELD   VALUE AT                  REALIZED
                                     AT BEGINNING     GROSS        GROSS        AT END      END OF    INVESTMENT     CAPITAL
NAME OF ISSUER                         OF PERIOD    ADDITIONS   REDUCTIONS    OF PERIOD     PERIOD      INCOME     GAIN (LOSS)
----------------------------------   ------------   ---------   ----------   -----------   --------   ----------   -----------
FRANKLIN SMALL-MID CAP GROWTH FUND
NON-CONTROLLED AFFILIATES
FormFactor Inc. ..................     2,717,524        --        878,419     1,839,105     $--(a)        $--      $(9,208,270)
                                                                                            ---           ---      -----------

(a)  As of July 31, 2009 no longer an affiliate.


                    Quarterly Statements of Investments | 51

Franklin Strategic Series

7. OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Franklin Strategic Income Fund's Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors' committees which, pursuant to the fund's policies and requirements of applicable securities laws, could prevent the fund from trading in the securities of such company for limited or extended periods of time.

8. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009, in valuing the funds' assets and liabilities carried at fair value:

                                                    LEVEL 1        LEVEL 2      LEVEL 3           TOTAL
                                                --------------   ----------   -----------    --------------
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Biotechnology                          $  227,730,952   $   85,304   $ 6,324,638    $  234,140,894
         Other Equity Investments(b)                84,094,322           --            --        84,094,322
      Convertible Bonds                                     --           --       739,353           739,353
      Short Term Investments                        13,740,858    2,785,860            --        16,526,718
                                                --------------   ----------   -----------    --------------
            Total Investments in Securities     $  325,566,132   $2,871,164   $ 7,063,991    $  335,501,287
                                                ==============   ==========   ===========    ==============


                    52 | Quarterly Statements of Investments

Franklin Strategic Series

8. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                    LEVEL 1        LEVEL 2      LEVEL 3           TOTAL
                                                --------------   ----------   -----------    --------------
FRANKLIN FLEX CAP GROWTH FUND ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Pharmaceuticals, Biotechnology &
         Life Sciences                          $  229,861,000   $       --   $10,311,802    $  240,172,802
         Telecommunication Services                 70,060,500           --        28,061        70,088,561
         Other Equity Investments(b)             2,182,078,025           --            --     2,182,078,025
      Short Term Investments                        96,720,080           --            --        96,720,080
                                                --------------   ----------   -----------    --------------
            Total Investments in Securities     $2,578,719,605   $       --   $10,339,863    $2,589,059,468
                                                ==============   ==========   ===========    ==============
FRANKLIN FOCUSED CORE EQUITY FUND ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Health Care                            $    1,275,871   $  122,535   $        --    $    1,398,406
         Other Equity Investments(b)                 5,263,949           --            --         5,263,949
      Short Term Investments                           403,918           --            --           403,918
                                                --------------   ----------   -----------    --------------
            Total Investments in Securities     $    6,943,738   $  122,535   $        --    $    7,066,273
                                                ==============   ==========   ===========    ==============
FRANKLIN GROWTH OPPORTUNITIES FUND ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Information Technology                 $  122,764,965   $       --   $   333,577    $  123,098,542
         Other Equity Investments(b)               220,238,596           --            --       220,238,596
      Notes                                                 --           --        14,501            14,501
      Short Term Investments                        18,897,621           --            --        18,897,621
                                                --------------   ----------   -----------    --------------
            Total Investments in Securities     $  361,901,182   $       --   $   348,078    $  362,249,260
                                                ==============   ==========   ===========    ==============
FRANKLIN NATURAL RESOURCES FUND ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Coal & Consumable Fuels                $   20,111,566   $       --   $        --(c) $   20,111,566
         Oil & Gas Exploration & Production        179,146,244    7,196,296            --       186,342,540
         Other Equity Investments(b)               392,018,651           --            --       392,018,651
      Short Term Investments                        41,288,524           --            --        41,288,524
                                                --------------   ----------   -----------    --------------
            Total Investments in Securities     $  632,564,985   $7,196,296   $        --    $  639,761,281
                                                ==============   ==========   ===========    ==============


                    Quarterly Statements of Investments | 53

Franklin Strategic Series

8.   FAIR VALUE MEASUREMENTS (CONTINUED)

                                           LEVEL 1          LEVEL 2      LEVEL 3          TOTAL
                                       --------------   --------------   -------     --------------
FRANKLIN SMALL CAP GROWTH FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a, b)         $  271,526,849   $           --   $    --     $  271,526,849
      Short Term Investments               15,078,282        1,332,540        --         16,410,822
                                       --------------   --------------   -------     --------------
            Total Investments in
               Securities              $  286,605,131   $    1,332,540   $    --     $  287,937,671
                                       ==============   ==============   =======     ==============
FRANKLIN SMALL-MID CAP GROWTH FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Telecommunication Services    $   76,680,789   $           --   $70,152     $   76,750,941
         Other Equity Investments(b)    3,230,252,338               --        --      3,230,252,338
      Convertible Bonds                            --       17,438,067        --         17,438,067
      Short Term Investments               45,283,802       34,956,665        --         80,240,467
                                       --------------   --------------   -------     --------------
            Total Investments in
               Securities              $3,352,216,929   $   52,394,732   $70,152     $3,404,681,813
                                       ==============   ==============   =======     ==============
FRANKLIN STRATEGIC INCOME FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Automobiles & Components      $           --   $           --   $    --(c)  $           --
         Banks                                262,000          109,686        --            371,686
         Commercial & Professional
            Services                               --               --        --(c)              --
         Diversified Financials                    --          958,366        --            958,366
      Senior Floating Rate Interests               --      394,216,223        --        394,216,223
      Corporate Bonds                              --    1,507,108,585        --      1,507,108,585
      Convertible Bonds                            --        5,415,000        --          5,415,000
      Asset-Backed Securities and
         Commercial Mortgage-Backed
         Securities                                --      246,345,795        --        246,345,795
      Mortgage-Backed Securities                   --      340,716,065        --        340,716,065
      U.S. Government and Agency
         Securities                                --      336,574,290        --        336,574,290
      Foreign Government and
         Agency Securities                         --      667,272,392        --        667,272,392
      Municipal Bonds                              --      112,867,222        --        112,867,222
      Short Term Investments              144,339,893        9,053,417        --        153,393,310
                                       --------------   --------------   -------     --------------
            Total Investments in
               Securities              $  144,601,893   $3,620,637,041   $    --     $3,765,238,934
                                       ==============   ==============   =======     ==============
Forward Exchange Contracts                         --        3,927,028        --          3,927,028
LIABILITIES:
   Forward Exchange Contracts                      --       15,009,858        --         15,009,858

(a)  Includes common and preferred stock as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.

(c)  Includes securities determined to have no value at July 31, 2009.


                    54 | Quarterly Statements of Investments

Franklin Strategic Series

8.   FAIR VALUE MEASUREMENTS (CONTINUED)

At July 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

                                                                                                                       NET CHANGE
                                                                                                                     IN UNREALIZED
                                                              NET CHANGE                                             APPRECIATION
                                                                  IN                                                 (DEPRECIATION)
                                                   NET        UNREALIZED       NET       TRANSFER                   ATTRIBUTABLE TO
                                   BEGINNING     REALIZED    APPRECIATION   PURCHASES  IN (OUT) OF     ENDING      ASSETS STILL HELD
                                    BALANCE    GAIN (LOSS)  (DEPRECIATION)   (SALES)     LEVEL 3      BALANCE        AT PERIOD END
                                  -----------  -----------  --------------  ---------  -----------  -----------    -----------------
FRANKLIN BIOTECHNOLOGY DISCOVERY
   FUND ASSETS
      Equity Investments:(a)
         Biotechnology .........  $ 6,787,229      $--         $(462,591)      $--         $--      $ 6,324,638        $(462,591)
      Convertible Bonds ........      785,900       --           (46,547)       --          --          739,353          (46,547)
                                  -----------      ---         ---------       ---         ---      -----------        ---------
            Total ..............  $ 7,573,129      $--         $(509,138)      $--         $--      $ 7,063,991        $(509,138)
                                  ===========      ===         =========       ===         ===      ===========        =========
FRANKLIN FLEX CAP GROWTH FUND
   ASSETS
      Equity Investments:(a)
         Pharmaceuticals,
            Biotechnology & Life
            Sciences ...........  $11,224,942      $--         $(913,140)      $--         $--      $10,311,802        $(913,140)
         Telecommunication
            Services ...........       28,061       --                --        --          --           28,061               --
                                  -----------      ---         ---------       ---         ---      -----------        ---------
            Total ..............  $11,253,003      $--         $(913,140)      $--         $--      $10,339,863        $(913,140)
                                  ===========      ===         =========       ===         ===      ===========        =========
FRANKLIN GROWTH OPPORTUNITIES
   FUND ASSETS
      Equity Investments:(a)
         Information
            Technology .........  $   487,248      $--         $(153,671)      $--         $--      $   333,577        $(153,671)
      Notes ....................       14,501       --                --        --          --           14,501               --
                                  -----------      ---         ---------       ---         ---      -----------        ---------
            Total ..............  $   501,749      $--         $(153,671)      $--         $--      $   348,078        $(153,671)
                                  ===========      ===         =========       ===         ===      ===========        =========
FRANKLIN NATURAL RESOURCES FUND
   ASSETS
      Equity Investments:(a)
         Coal & Consumable
            Fuels ..............  $   399,194      $--         $(399,194)      $--         $--      $        --(b)     $(399,194)

FRANKLIN SMALL-MID CAP GROWTH
   FUND ASSETS
      Equity Investments:
         Telecommunication
            Services ...........  $    70,152      $--         $      --       $--         $--      $    70,152        $      --

(a)  Includes common and preferred stock as well as other equity investments.

(b)  Includes securities determined to have no value at July 31, 2009.

9.   SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through September 22, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.


                    Quarterly Statements of Investments | 55

Franklin Strategic Series

ABBREVIATIONS

CURRENCY

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NZD - New Zealand Dollar
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
VND - Vietnamese Dong

SELECTED PORTFOLIO

ADR   - American Depository Receipt
AMBAC - American Municipal Bond Assurance Corp.
BHAC  - Berkshire Hathaway Assurance Corp.
CLO   - Collateralized Loan Obligation
FGIC  - Financial Guaranty Insurance Co.
FRN   - Floating Rate Note
FSA   - Financial Security Assurance Inc.
GO    - General Obligation
ID    - Improvement District
IDA   - Industrial Development Authority/Agency
ISD   - Independent School District
L/C   - Letter of Credit
MBIA  - Municipal Bond Investors Assurance Corp.
        (effective February 18, 2009, MBIA spun-off
        and established National Public Financial
        Guarantee Corp. as a subsidiary under MBIA)
MTA   - Metropolitan Transit Authority
NATL  - National Public Financial Guarantee Corp.
PIK   - Payment-In-Kind
PIPES - Private Investment in Public Equity Security
SF    - Single Family
USD   - Unified/Union School District

COUNTERPARTY

BZWS - Barclays Bank PLC
CITI - Citibank N.A.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse International
HSBC - HSBC Bank USA
JPHQ - JPMorgan Chase Bank, N.A.
UBSW - UBS AG

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    56 | Quarterly Statements of Investments




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.


(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officerand Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES



By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  September 25, 2009


By /s/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  September 25, 2009